UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22201
Direxion Shares ETF Trust

(Exact name of registrant as specified in charter)
33 Whitehall Street, 10th Floor New York, NY 10004

(Address of principal executive offices)                    (Zip code)
Daniel O’ Neill
33 Whitehall Street, 10th Floor
New York, NY 10004

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-866-476-7523
Date of fiscal year end: October 31
Date of reporting period: July 31, 2011
     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
Direxion Airline Shares
Schedule of Investments
July 31, 2011 (Unaudited)

Shares		Value
COMMON STOCKS - 99.2%
Air Freight & Logistics - 14.0%
2,576	Atlas Air Worldwide Holdings, Inc.*	$134,956
1,592	FedEx Corp.	138,313
2,026	United Parcel Service, Inc. Class B	140,240

		413,509

Airlines - 80.3%
2,287	Alaska Air Group, Inc.*	139,781
34,387	AMR Corp.*	145,801
5,586	China Eastern Airlines Corp. Ltd. ADS*	138,030
4,400	China Southern Airlines Co. Ltd. ADR*	142,956
2,113	Copa Holdings SA Class A	138,634
18,496	Delta Air Lines, Inc.*	145,933
14,038	Gol Linhas Aereas Inteligentes SA Preference Shares ADR	108,935
29,003	Hawaiian Holdings, Inc.*	136,314
30,508	JetBlue Airways Corp.*	146,133
5,152	Lan Airlines SA ADR	134,879
31,984	Republic Airways Holdings, Inc.*	138,491
5,355	Ryanair Holdings PLC ADR	145,602
11,260	SkyWest, Inc.	144,804
14,183	Southwest Airlines Co.	141,263
6,744	Tam SA Preference Shares ADR	131,306
8,105	United Continental Holdings, Inc.*	146,863
23,416	US Airways Group, Inc.*	146,116

		2,371,841

Transportation Infrastructure — 4.9%
74,446	Avantair, Inc.*	145,170

	TOTAL COMMON STOCKS (Cost $3,570,753)	$2,930,520

	TOTAL INVESTMENTS (Cost $3,570,753) - 99.2%	$2,930,520
	Other Assets in Excess of Liabilities - 0.8% (a)	22,860

	TOTAL NET ASSETS - 100.0%	$2,953,380

Percentages are stated as a percent of net assets.

ADS — American Depositary Shares.

ADR — American Depositary Receipts.

(*) Non-Income producing security.

(a) Includes $40,033 cash segregated as collateral for swap contracts at July 31, 2011.

Direxion Airline Shares
Swap Equity Contracts
July 31, 2011 (Unaudited)

				Interest
		Number of	Notional	Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Received	Date	Depreciation
Credit Suisse Capital, LLC	NYSE Arca Airline Index	642	$27,675	0.287%	6/11/2012	$(4,825)

Direxion Daily Total Market Bear 1X Shares
Schedule of Investments
July 31, 2011 (Unaudited)
As of July 31, 2011, the Fund had no reportable holdings.

Value
Other Assets in Excess of Liabilities - 100.0% (a)	$3,963,960

TOTAL NET ASSETS - 100.0%	$3,963,960

Percentages are stated as a percent of net assets.

(a)	Includes $2,700,000 cash segregated as collateral for swap contracts at July 31, 2011.
Direxion Daily Total Market Bear 1X Shares
Short Equity Swap Contracts
July 31, 2011 (Unaudited)

		Number		Interest
		of	Notional	Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Received	Date	Depreciation
Morgan Stanley Capital Services	Vanguard Total Stock Market ETF	59,305	$3,969,061	0.187%	7/19/2012	$(11,002)

ETF — Exchange-Traded Fund.

Direxion Daily 7-10 Year Treasury Bear 1X Shares
Schedule of Investments
July 31, 2011 (Unaudited)
As of July 31, 2011, the Fund had no reportable holdings.

Value
Other Assets in Excess of Liabilities - 100.0% (a)	$3,754,881

TOTAL NET ASSETS - 100.0%	$3,754,881

Percentages are stated as a percent of net assets.

(a)	Includes $690,114 cash segregated as collateral for swap contracts at July 31, 2011.
Direxion Daily 7-10 Year Treasury Bear 1X Shares
Short Equity Swap Contracts
July 31, 2011 (Unaudited)

		Number		Interest
		of	Notional	Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Received	Date	Depreciation
Credit Suisse Capital, LLC	iShares Barclays 7-10 Year Treasury Bond Fund	38,055	$3,591,278	(0.313%)	9/24/2012	$(198,215)

Direxion Daily 20+ Year Treasury Bear 1X Shares
Schedule of Investments
July 31, 2011 (Unaudited)
As of July 31, 2011, the Fund had no reportable holdings.

Value
Other Assets in Excess of Liabilities - 100.0% (a)	$3,711,712

TOTAL NET ASSETS - 100.0%	$3,711,712

Percentages are stated as a percent of net assets.

(a)	Includes $894,772 cash segregated as collateral for swap contracts at July 31, 2011.
Direxion Daily 20+ Year Treasury Bear 1X Shares
Short Equity Swap Contracts
July 31, 2011 (Unaudited)

		Number		Interest
		of	Notional	Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Paid	Date	Depreciation
Deutsch Bank AG London	iShares Barclays 20+ Year Treasury Bond Fund	37,900	$3,563,155	(0.513%)	9/17/2015	$(191,754)

Direxion Daily Total Bond Market Bear 1X Shares
Schedule of Investments
July 31, 2011 (Unaudited)
As of July 31, 2011, the Fund had no reportable holdings.

Value
Other Assets in Excess of Liabilities - 100.0% (a)	$9,623,098

TOTAL NET ASSETS - 100.0%	$9,623,098

Percentages are stated as a percent of net assets.

(a)	Includes $1,520,098 cash segregated as collateral for swap contracts at July 31, 2011.
Direxion Daily Total Bond Market Bear 1X Shares
Short Equity Swap Contracts
July 31, 2011 (Unaudited)

		Number		Interest
		of	Notional	Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Paid	Date	Depreciation
Credit Suisse Capital, LLC	iShares Barclays Aggregate Bond Fund	88,959	$9,495,135	(0.163%)	9/24/2012	$(185,851)

Direxion Daily BRIC Bull 2X Shares
Schedule of Investments
July 31, 2011 (Unaudited)

Shares		Value
COMMON STOCKS - 53.9%
Brazil - 28.7%
7,497	Banco Bradesco SA Preference Shares ADR	$144,167
2,819	Banco Santander Brasil SA ADS	26,160
457	Brasil Telecom SA Preference Shares ADR	11,809
534	Braskem SA Preference A Shares -SP ADR	12,960
3,393	BRF — Brasil Foods SA ADR	65,519
1,020	Centrais Eletricas Brasileiras SA ADR	12,301
1,079	Centrais Eletricas Brasileiras SA Preference B Shares ADR	16,552
629	Cia Brasileira de Distribuicao Grupo PAO de Acucar Preference Shares ADR	27,167
3,374	Cia de Bebidas DAS Americas Preference Shares ADR	101,287
271	Cia de Saneamento Basico do Estado de Sao Paulo ADR	16,176
1,725	Cia Energetica de Minas Gerais Preference Shares ADR	33,293
521	Cia Paranaense de Energia Preference Shares ADR	12,593
3,438	Cia Siderurgica Nacional SA ADR	36,512
306	CPFL Energia SA ADR	8,840
633	Embraer SA ADR	18,686
1,124	Fibria Celulose SA ADR	13,443
1,358	Gafisa SA ADR	12,996
3,939	Gerdau SA Preference Shares ADR	35,924
609	Gol Linhas Aereas Inteligentes SA Preference Shares ADR	4,726
7,651	Itau Unibanco Holding SA Preference Shares ADR	155,851
6,836	Petroleo Brasileiro SA ADR	232,219
8,828	Petroleo Brasileiro SA Preference Shares-SP ADR	271,284
426	Tam SA Preference Shares ADR	8,294
1,144	Tele Norte Leste Participacoes SA Preference Shares ADR	15,993
506	Tim Participacoes SA ADR	25,320
1,763	Ultrapar Participacoes SA ADR	31,946
5,410	Vale SA ADR	175,500
8,426	Vale SA Preference A Shares ADR	248,736

		1,776,254

China - 11.2%
57	51job, Inc. ADR*	3,765
106	7 Days Group Holdings Ltd. ADR*	2,328
731	Aluminum Corp. of China Ltd. ADR	15,614
669	Baidu, Inc. ADR*	105,080
55	Changyou.com Ltd. ADR*	2,851
305	China Digital TV Holding Co. Ltd. ADR	1,467
288	China Eastern Airlines Corp. Ltd. ADS*	7,116
1,430	China Life Insurance Co. Ltd. ADR	71,557
92	China Lodging Group Ltd. ADS*	1,577
396	China Ming Yang Wind Power Group Ltd. ADS*	2,059
715	China Petroleum & Chemical Corp. ADR	70,792
199	China Southern Airlines Co. Ltd. ADR*	6,465
605	China Telecom Corp. Ltd. ADR	39,809
194	CNinsure, Inc. ADR*	2,782
716	Ctrip.com International Ltd. ADR*	33,008
123	E-Commerce China Dangdang, Inc. ADR*	1,390
370	E-House China Holdings Ltd. ADS	2,904
512	Focus Media Holding Ltd. ADR*	16,840
589	Giant Interactive Group, Inc. ADR	4,529
180	Guangshen Railway Co. Ltd. ADR	3,532
127	Home Inns & Hotels Management, Inc. ADR*	4,895
357	Huaneng Power International, Inc. ADR	7,011
938	JA Solar Holdings Co. Ltd. ADR*	4,502
71	Jinkosolar Holding Co. Ltd. ADR*	1,541
408	LDK Solar Co. Ltd. ADR*	2,750
257	Longtop Financial Technologies Ltd. ADR*,**	0
427	Mindray Medical International Ltd. ADR	11,563
363	NetEase.com, Inc. ADR*	18,339
153	New Oriental Education & Technology Group, Inc. ADR*	19,543
266	Perfect World Co. Ltd. ADR*	5,264
743	PetroChina Co. Ltd. ADR	105,677
68	Qihoo 360 Technology Co. Ltd. ADR*	1,567
370	Renesola Ltd. ADR*	1,676
384	Renren, Inc. ADR*	4,159
2,559	Semiconductor Manufacturing International Corp. ADR*	7,626
432	Shanda Games Ltd. ADR*	2,592
168	Shanda Interactive Entertainment Ltd. ADR*	5,882
133	Sinopec Shanghai Petrochemical Co. Ltd. ADR	5,555
67	SouFun Holdings Ltd. ADR*	1,394
232	Spreadtrum Communications, Inc. ADR	3,144
662	Suntech Power Holdings Co. Ltd. ADR*	4,859
505	Trina Solar Ltd. ADR*	9,044
300	VanceInfo Technologies, Inc. ADR*	6,069
438	WuXi PharmaTech Cayman, Inc. ADR*	6,824
965	Yanzhou Coal Mining Co. Ltd. ADR	36,959
580	Yingli Green Energy Holding Co. Ltd. ADR*	4,199
426	Youku.com, Inc. ADR*	15,724

		693,823

Hong Kong - 6.7%
4,326	China Mobile Ltd. ADR	215,565

Direxion Daily BRIC Bull 2X Shares
Schedule of Investments
July 31, 2011 (Unaudited)

Shares		Value
Hong Kong (continued) - 6.7%
1,895	China Unicom Hong Kong Ltd. ADR	$37,938
636	CNOOC Ltd. ADR	141,389
1,242	Melco Crown Entertainment Ltd. ADR*	18,791

		413,683

India - 6.2%
637	Dr. Reddy’s Laboratories Ltd. ADR	22,715
2,455	HDFC Bank Ltd. ADR	85,336
1,830	ICICI Bank Ltd. ADR	85,223
1,585	Infosys Ltd. ADR	98,619
1,778	Sterlite Industries India Ltd. ADR	26,261
215	Tata Communications Ltd. ADR*	2,150
1,696	Tata Motors Ltd. ADR	36,328
2,127	Wipro Ltd. ADR	25,269

		381,901

Russia - 1.1%
350	Mechel ADR	8,708
2,266	Mobile TeleSystems ADR	42,556
1,453	VimpelCom Ltd. ADR	18,017

		69,281

	TOTAL COMMON STOCKS (Cost $3,266,208) (a)	$3,334,942

	TOTAL INVESTMENTS (Cost $3,266,208) - 53.9%	$3,334,942
	Other Assets in Excess of Liabilities - 46.1% (b)	2,849,386

	TOTAL NET ASSETS - 100.0%	$6,184,328

Summary by Industry	Value	% of Net Assets
Aerospace & Defense	$18,686	0.3%
Airlines	26,602	0.4
Beverages	101,287	1.6
Chemicals	18,516	0.3
Commercial Banks	496,737	8.0
Computers & Peripherals	1,467	0.0	†
Diversified Consumer Services	19,543	0.3
Diversified Telecommunication Services	107,699	1.7
Electric Utilities	83,578	1.4
Electrical Equipment	2,059	0.0	†
Food & Staples Retailing	27,167	0.4
Food Products	65,519	1.1
Health Care Equipment & Supplies	11,563	0.2
Hotels, Restaurants & Leisure	60,598	1.0
Household Durables	12,996	0.2
Independent Power Producers & Energy Traders	7,011	0.1
Insurance	74,339	1.2
Internet & Catalog Retail	1,390	0.0	†
Internet Software & Services	146,262	2.4
IT Services	123,887	2.0
Life Sciences Tools & Services	6,824	0.1
Machinery	36,328	0.6
Media	16,840	0.3
Metals & Mining	547,254	8.8
Oil, Gas & Consumable Fuels	890,267	14.4
Paper & Forest Products	13,443	0.2
Pharmaceuticals	22,715	0.4
Professional Services	3,765	0.1
Real Estate Management & Development	2,905	0.0	†
Road & Rail	3,532	0.1
Semiconductors & Semiconductor Equipment	39,342	0.6
Software	27,187	0.5
Water Utilities	16,176	0.3
Wireless Telecommunication Services	301,458	4.9

Total Investments	3,334,942	53.9
Other Assets in Excess of Liabilities	2,849,386	46.1

Net Assets	$6,184,328	100.0%

Percentages are stated as a percent of net assets.

Direxion Daily BRIC Bull 2X Shares
Schedule of Investments
July 31, 2011 (Unaudited)

ADR — American Depositary Receipts.

ADS — American Depositary Shares.

(*)	Non-Income producing security.

(**)	Fair valued security.

(a)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,334,942.

(b)	Includes $724,918 cash segregated as collateral for swap contracts at July 31, 2011.

(†)	Less than 0.05%.
Direxion Daily BRIC Bull 2X Shares
Swap Equity Contracts
July 31, 2011 (Unaudited)

				Interest		Unrealized
		Number of	Notional	Rate	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Received	Date	(Depreciation)
Credit Suisse Capital, LLC	The Bank of New York Mellon BRIC Select ADR® Index	1,204	$6,229,358	0.187%	9/12/2011	$77,665
Merrill Lynch International	The Bank of New York Mellon BRIC Select ADR® Index	533	2,893,638	0.837%	9/28/2011	(98,169)

			$9,122,996			$(20,504)

Direxion Daily BRIC Bear 2X Shares
Schedules of Investments
July 31, 2011 (Unaudited)
As of July 31, 2011, the Fund had no reportable holdings.

Value
Other Assets in Excess of Liabilities - 100.0% (a)	$2,627,736

TOTAL NET ASSETS - 100.0%	$2,627,736

Percentages are stated as a percent of net assets.

(a)	Includes $1,188,287 cash segregated as collateral for swap contracts at July 31, 2011.
Direxion Daily BRIC Bear 2X Shares
Short Equity Swap Contracts
July 31, 2011 (Unaudited)

		Number		Interest		Unrealized
		of	Notional	Rate	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Paid	Date	(Depreciation)
Credit Suisse Capital, LLC	The Bank of New York Mellon BRIC Select ADR® Index	646	$3,332,114	(0.813%)	9/12/2011	$(36,464)
Merrill Lynch International	The Bank of New York Mellon BRIC Select ADR® Index	365	1,918,864	(1.013%)	9/28/2011	5,078

			$5,250,978			$(31,386)

Direxion Daily India Bull 2X Shares
Schedule of Investments
July 31, 2011 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 27.9%
Investment Companies - 27.9%
289,848	PowerShares India Portfolio	$6,640,418

	TOTAL INVESTMENT COMPANIES (Cost $6,520,180) (a)	$6,640,418

	TOTAL INVESTMENTS (Cost $6,520,180) - 27.9%	$6,640,418
	Other Assets in Excess of Liabilities - 72.1% (b)	17,164,909

	TOTAL NET ASSETS - 100.0%	$23,805,327

Percentages are stated as a percent of net assets.

(a)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $6,640,418.

(b)	Includes $9,940,928 cash segregated as collateral for swap contracts at July 31, 2011.
Direxion Daily India Bull 2X Shares
Swap Equity Contracts
July 31, 2011 (Unaudited)

				Interest
				Rate
		Number of	Notional	(Paid)	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Received	Date	Depreciation
Credit Suisse Capital, LLC	PowerShares India Portfolio	834,725	$19,256,628	(0.813%)	9/12/2011	$(89,447)
Merrill Lynch International	PowerShares India Portfolio	109,930	2,514,924	0.687%	3/28/2012	(30,091)
Morgan Stanley Capital Services	PowerShares India Portfolio	843,655	19,832,474	(0.813%)	4/12/2013	(473,613)

			$41,604,026			$(593,151)

Direxion Daily India Bear 2X Shares
Schedule of Investments
July 31, 2011 (Unaudited)
As of July 31, 2011, the Fund had no reportable holdings.

Value
Other Assets in Excess of Liabilities - 100.0% (a)	$3,995,230

TOTAL NET ASSETS - 100.0%	$3,995,230

Percentages are stated as a percent of net assets.

(a)	Includes $2,510,935 cash segregated as collateral for swap contracts at July 31, 2011.
Direxion Daily India Bear 2X Shares
Short Equity Swap Contracts
July 31, 2011 (Unaudited)

		Number		Interest
		of		Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Notional Amount	Paid	Date	Depreciation
Credit Suisse Capital, LLC	PowerShares India Portfolio	153,060	$3,456,703	(1.813%)	9/12/2011	$(55,957)
Merrill Lynch International	PowerShares India Portfolio	21,755	482,700	(4.313%)	8/29/2012	(19,387)
Morgan Stanley Capital Services	PowerShares India Portfolio	173,965	3,940,420	(1.813%)	4/12/2013	(55,267)

			$7,879,823			$(130,611)

Direxion Daily Gold Miners Bull 2X Shares
Schedule of Investments
July 31, 2011 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 55.8%
Investment Companies - 55.8%
643,568	Market Vectors® Gold Miners ETF	$36,644,762

	TOTAL INVESTMENT COMPANIES (Cost $37,600,701) (a)	$36,644,762

	TOTAL INVESTMENTS (Cost $37,600,701) - 55.8%	$36,644,762
	Other Assets in Excess of Liabilities - 44.2% (b)	29,044,230

	TOTAL NET ASSETS - 100.0%	$65,688,992

Percentages are stated as a percent of net assets.

ETF — Exchange-Traded Fund.

(a)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $36,644,762.

(b)	Includes $10,333,177 cash segregated as collateral for swap contracts at July 31, 2011.
Direxion Daily Gold Miners Bull 2X Shares
Swap Equity Contracts
July 31, 2011 (Unaudited)

				Interest
				Rate		Unrealized
		Number of	Notional	(Paid)	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Received	Date	(Depreciation)
Credit Suisse Capital, LLC	Market Vectors® Gold Miners ETF	944,730	$55,541,240	(0.243%)	6/11/2012	$(1,736,446)
Morgan Stanley Capital Services	Market Vectors® Gold Miners ETF	219,035	11,808,819	(0.213%)	6/21/2012	665,477
Deutsche Bank AG London	Market Vectors® Gold Miners ETF	500,000	28,011,037	0.287%	12/10/2015	443,527

			$95,361,096			$(627,442)

Direxion Daily Gold Miners Bear 2X Shares
Schedule of Investments
July 31, 2011 (Unaudited)
As of July 31, 2011, the Fund had no reportable holdings.

Value
Other Assets in Excess of Liabilities - 100.0% (a)	$10,192,697

TOTAL NET ASSETS - 100.0%	$10,192,697

Percentages are stated as a percent of net assets.

(a)	Includes $5,567,483 cash segregated as collateral for swap contracts at July 31, 2011.
Direxion Daily Gold Miners Bear 2X Shares
Short Equity Swap Contracts
July 31, 2011 (Unaudited)

				Interest		Unrealized
		Number of	Notional	Rate	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Paid	Date	(Depreciation)
Credit Suisse Capital, LLC	Market Vectors® Gold Miners ETF	189,610	$10,915,220	(0.693%)	6/11/2012	$115,808
Morgan Stanley Capital Services	Market Vectors® Gold Miners ETF	120,050	6,534,136	(0.663%)	6/18/2012	(305,098)
Deutsche Bank AG London	Market Vectors® Gold Miners ETF	120,000	6,542,651	(0.313%)	12/10/2015	(293,450)

			$23,992,007			$(482,740)

ETF — Exchange-Traded Fund.

Direxion Daily Natural Gas Related Bull 2X Shares
Schedule of Investments
July 31, 2011 (Unaudited)

Shares		Value
COMMON STOCKS - 78.3%
Gas Utilities - 2.7%
31,663	Questar Corp.	$583,549

Oil, Gas & Consumable Fuels - 75.6%
7,656	Anadarko Petroleum Corp.	632,079
4,734	Apache Corp.	585,691
9,636	Cabot Oil & Gas Corp.	713,835
19,058	Chesapeake Energy Corp.	654,642
6,407	Cimarex Energy Co.	564,585
7,796	ConocoPhillips	561,234
7,007	Devon Energy Corp.	551,451
17,130	Encana Corp.	501,738
5,176	EOG Resources, Inc.	527,952
29,376	EXCO Resources, Inc.	467,372
6,985	Exxon Mobil Corp.	557,333
20,918	Forest Oil Corp.*	543,868
34,356	McMoRan Exploration Co.*	578,555
8,588	Murphy Oil Corp.	551,521
8,219	Newfield Exploration Co.*	554,125
6,430	Noble Energy, Inc.	640,942
22,194	Petrohawk Energy Corp.*	847,589
80,414	PetroQuest Energy, Inc.*	653,766
13,974	QEP Resources, Inc.	612,480
37,552	Quicksilver Resources, Inc.*	531,361
10,559	Range Resources Corp.	688,025
8,099	Royal Dutch Shell PLC ADR Class A	595,762
53,023	SandRidge Energy, Inc.*	610,825
13,200	Southwestern Energy Co.*	588,192
22,819	Statoil ASA ADR	560,663
18,713	Stone Energy Corp.*	607,424
28,060	Talisman Energy, Inc.	512,095
11,924	Ultra Petroleum Corp.*	558,282

		16,553,387

	TOTAL COMMON STOCKS (Cost $16,401,468) (a)	$17,136,936

	TOTAL INVESTMENTS (Cost $16,401,468) - 78.3%	$17,136,936
	Other Assets in Excess of Liabilities - 21.7% (b)	4,741,153

	TOTAL NET ASSETS - 100.0%	$21,878,089

Percentages are stated as a percent of net assets.
ADR — American Depository Receipts.

(*)	Non-Income producing security.

(a)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $6,106,035.

(b)	Includes $3,528,708 cash segregated as collateral for swap contracts at July 31, 2011.

Direxion Daily Natural Gas Related Bull 2X Shares
Swap Equity Contracts
July 31, 2011 (Unaudited)

				Interest
				Rate		Unrealized
		Number of	Notional	(Paid)	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Received	Date	(Depreciation)
Credit Suisse Capital, LLC	ISE-Revere Natural Gas Index	54,107	$5,322,385	(0.113%)	1/17/2012	$2,099,580
Morgan Stanley Capital Services	ISE-Revere Natural Gas Index	22,465	3,080,219	(0.113%)	5/01/2012	(30,785)
Deutsche Bank AG London	ISE-Revere Natural Gas Index	119,560	15,890,592	0.337%	7/17/2015	339,993

			$24,293,196			$2,408,788

Direxion Daily Natural Gas Related Bear 2X Shares
Schedule of Investments
July 31, 2011 (Unaudited)
As of July 31, 2011, the Fund had no reportable holdings.

Value
Other Assets in Excess of Liabilities - 100.0% (a)	$1,691,022

TOTAL NET ASSETS - 100.0%	$1,691,022

Percentages are stated as a percent of net assets.

(a)	Includes $1,273,531 cash segregated as collateral for swap contracts at July 31, 2011.
Direxion Daily Natural Gas Related Bear 2X Shares
Short Equity Swap Contracts
July 31, 2011 (Unaudited)

		Number		Interest
		of	Notional	Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Paid	Date	Depreciation
Credit Suisse Capital, LLC	ISE-Revere Natural Gas Index	14,849	$1,465,533	(0.513%)	1/17/2012	$(574,778)
Deutsche Bank AG London	ISE-Revere Natural Gas Index	10,067	1,301,223	(0.263%)	7/17/2015	(66,157)

			$2,766,756			$(640,935)

Direxion Daily Retail Bull 2X Shares
Schedule of Investments
July 31, 2011 (Unaudited)

Shares		Value
COMMON STOCKS - 34.1%
Food & Staples Retailing - 7.7%
195	BJ’s Wholesale Club, Inc.*	$9,818
1,560	Costco Wholesale Corp.	122,070
6,337	Wal-Mart Stores, Inc.	334,024

		465,912

Internet & Catalog Retail - 6.1%
1,298	Amazon.com, Inc.*	288,831
2,147	Liberty Media Corp. — Interactive Class A*	35,232
188	Netflix, Inc.*	50,006

		374,069

Multiline Retail - 6.0%
269	Big Lots, Inc.*	9,369
121	Dillard’s, Inc. Class A	6,808
354	Dollar General Corp.*	11,137
437	Dollar Tree, Inc.*	28,943
437	Family Dollar Stores, Inc.	23,209
590	J.C. Penney Co., Inc.	18,148
1,037	Kohl’s Corp.	56,734
1,520	Macy’s, Inc.	43,882
582	Nordstrom, Inc.	29,193
138	Sears Holdings Corp.*	9,615
2,461	Target Corp.	126,717

		363,755

Specialty Retail - 14.3%
286	Aaron’s, Inc.	7,210
314	Abercrombie & Fitch Co. Class A	22,960
278	Advance Auto Parts, Inc.	15,282
696	American Eagle Outfitters, Inc.	9,145
146	AutoNation, Inc.*	5,491
95	AutoZone, Inc.*	27,118
890	Bed Bath & Beyond, Inc.*	52,056
1,130	Best Buy Co., Inc.	31,188
807	CarMax, Inc.*	25,800
629	Chico’s FAS, Inc.	9,491
336	Dick’s Sporting Goods, Inc.*	12,432
77	DSW, Inc. Class A*	4,079
553	Foot Locker, Inc.	12,017
505	GameStop Corp. Class A*	11,908
1,362	Gap, Inc.	26,273
5,707	Home Depot, Inc.	199,345
951	Limited Brands, Inc.	36,005
4,650	Lowe’s Cos., Inc.	100,347
492	O’Reilly Automotive, Inc.*	29,274
405	PetSmart, Inc.	17,423
379	RadioShack Corp.	5,276
420	Ross Stores, Inc.	31,823
339	Sally Beauty Holdings, Inc.*	5,831
2,547	Staples, Inc.	40,905
1,379	TJX Cos., Inc.	76,259
258	Tractor Supply Co.	17,007
162	Ulta Salon Cosmetics & Fragrance, Inc.*	10,211
429	Urban Outfitters, Inc.*	13,960
375	Williams-Sonoma, Inc.	13,882

		869,998

	TOTAL COMMON STOCKS (Cost $1,625,885) (a)	$2,073,734

	TOTAL INVESTMENTS (Cost $1,625,885) - 34.1%	$2,073,734
	Other Assets in Excess of Liabilities - 65.9% (b)	4,013,577

	TOTAL NET ASSETS - 100.0%	$6,087,311

Percentages are stated as a percent of net assets.

(*)	Non-Income producing security.

(a)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,073,734.

(b)	Includes $869,763 cash segregated as collateral for swap contracts at July 31, 2011.

Direxion Daily Retail Bull 2X Shares
Swap Equity Contracts
July 31, 2011 (Unaudited)

				Interest
		Number of	Notional	Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Received	Date	Appreciation
Credit Suisse Capital, LLC	Russell 1000® Retail Index	4,403	$5,627,715	0.287%	1/17/2012	$166,848
Deutsche Bank AG London	Russell 1000® Retail Index	3,275	3,532,800	0.337%	7/17/2015	817,834

			$9,160,515			$984,682

Direxion Daily Retail Bear 2X Shares
Schedule of Investments
July 31, 2011 (Unaudited)
As of July 31, 2011, the Fund had no reportable holdings.

Value
Other Assets in Excess of Liabilities - 100.0% (a)	$2,302,023

TOTAL NET ASSETS - 100.0%	$2,302,023

Percentages are stated as a percent of net assets.

(a)	Includes $1,964,041 cash segregated as collateral for swap contracts at July 31, 2011.
Direxion Daily Retail Bear 2X Shares
Short Equity Swap Contracts
July 31, 2011 (Unaudited)

		Number		Interest		Unrealized
		of	Notional	Rate	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Paid	Date	(Depreciation)
Credit Suisse Capital, LLC	Russell 1000® Retail Index	847	$1,119,626	(0.013%)	1/17/2012	$5,016
Deutsche Bank AG London	Russell 1000® Retail Index	2,653	2,797,664	(0.263%)	7/17/2015	(741,493)

			$3,917,290			$(736,477)

Direxion Daily Large Cap Bull 3X Shares
Schedule of Investments
July 31, 2011 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 20.4%
Investment Companies - 20.4%
772,354	iShares Russell 1000® Index Fund	$55,539,976

	TOTAL INVESTMENT COMPANIES (Cost $56,601,348) (a)	$55,539,976

	TOTAL INVESTMENTS (Cost $56,601,348) - 20.4%	$55,539,976
	Other Assets in Excess of Liabilities - 79.6% (b)	216,653,469

	TOTAL NET ASSETS - 100.0%	$272,193,445

Percentages are stated as a percent of net assets.

(a)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $35,405,228.

(b)	Includes $140,513,550 cash segregated as collateral for swap contracts at July 31, 2011.
Direxion Daily Large Cap Bull 3X Shares
Swap Equity Contracts
July 31, 2011 (Unaudited)

				Interest		Unrealized
		Number of	Notional	Rate	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Received	Date	(Depreciation)
Citibank N.A.	Russell 1000® Index	95,000	$63,092,216	0.537%	1/20/2012	$5,731,548
BNP Paribas	Russell 1000® Index	38,100	26,718,676	0.437%	2/16/2012	842,925
Morgan Stanley Capital Services	Russell 1000® Index	151,350	111,037,617	0.437%	2/22/2012	(1,721,014)
BNP Paribas	Russell 1000® Index	5,000	3,602,321	0.437%	3/22/2012	12,076
Merrill Lynch International	Russell 1000® Index	136,828	99,679,992	0.487%	3/26/2012	(1,343,731)
Credit Suisse Capital, LLC	Russell 1000® Index	489,850	354,791,509	0.437%	7/27/2012	(1,219,507)
BNP Paribas	Russell 1000® Index	21,300	16,048,925	0.437%	8/16/2012	(756,695)
Deutsche Bank AG London	Russell 1000® Index	122,830	88,802,101	0.537%	8/21/2014	(502,254)

			$763,773,357			$1,043,348

Direxion Daily Large Cap Bear 3X Shares
Schedule of Investments
July 31, 2011 (Unaudited)
As of July 31, 2011, the Fund had no reportable holdings.

Value
Other Assets in Excess of Liabilities - 100.0% (a)	$199,340,355

TOTAL NET ASSETS - 100.0%	$199,340,355

Percentages are stated as a percent of net assets.

(a)	Includes $129,585,374 cash segregated as collateral for swap contracts at July 31, 2011.
Direxion Daily Large Cap Bear 3X Shares
Short Equity Swap Contracts
July 31, 2011 (Unaudited)

				Interest		Unrealized
		Number of	Notional	Rate	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Paid	Date	(Depreciation)
Credit Suisse Capital, LLC	Russell 1000® Index	368,900	$266,193,287	(0.113%)	11/7/2011	$(60,403)
Citibank N.A.	Russell 1000® Index	100,000	59,953,607	(0.363%)	1/17/2012	(13,155,838)
Morgan Stanley Capital Services	Russell 1000® Index	115,600	84,249,686	(0.113%)	2/22/2012	628,277
BNP Paribas	Russell 1000® Index	7,150	5,149,258	(0.063%)	3/22/2012	(32,565)
Merrill Lynch International	Russell 1000® Index	136,896	99,326,484	(0.263%)	3/26/2012	962,086
BNP Paribas	Russell 1000® Index	22,050	16,404,564	(0.063%)	7/19/2012	515,165
Deutsche Bank AG London	Russell 1000® Index	82,620	58,199,105	(0.163%)	6/30/2014	(1,234,791)

			$589,475,991			$(12,378,069)

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments
July 31, 2011 (Unaudited)

Shares		Value
COMMON STOCKS - 28.5%
Aerospace & Defense - 0.4%
1,485	BE Aerospace, Inc.*	$59,103
483	Goodrich Corp.	45,953
1,372	ITT Corp.	73,182

		178,238

Air Freight & Logistics - 0.2%
754	C.H. Robinson Worldwide, Inc.	54,522
822	Expeditors International of Washington, Inc.	39,226

		93,748

Airlines - 0.1%
125	Copa Holdings SA Class A	8,201
3,274	Delta Air Lines, Inc.*	25,832

		34,033

Auto Components - 0.6%
1,342	Autoliv, Inc.	88,787
424	BorgWarner, Inc.*	33,759
2,099	Gentex Corp.	59,486
1,499	Lear Corp.	73,451
389	Visteon Corp.*	24,390

		279,873

Automobiles - 0.0%†
198	Tesla Motors, Inc.*	5,578
684	Thor Industries, Inc.	16,915

		22,493

Beverages - 0.2%
397	Brown-Forman Corp. Class B	29,203
1,258	Coca-Cola Enterprises, Inc.	35,362
280	Hansen Natural Corp.*	21,454

		86,019

Biotechnology - 0.4%
836	Cephalon, Inc.*	66,830
1,531	Dendreon Corp.*	56,494
1,044	Human Genome Sciences, Inc.*	21,935
171	Pharmasset, Inc.*	20,756
282	Regeneron Pharmaceuticals, Inc.*	14,963
801	United Therapeutics Corp.*	45,961

		226,939

Building Products - 0.1%
314	Armstrong World Industries, Inc.	12,403
206	Lennox International, Inc.	7,618
562	Owens Corning, Inc.*	19,996

		40,017

Capital Markets - 0.5%
201	Affiliated Managers Group, Inc.*	20,970
938	Ameriprise Financial, Inc.	50,746
2,018	Invesco Ltd.	44,759
531	LPL Investment Holdings, Inc.*	17,550
1,262	SEI Investments Co.	24,962
1,005	T. Rowe Price Group, Inc.	57,084
847	TD Ameritrade Holding Corp.	15,551

		231,622

Chemicals - 1.2%
306	Ashland, Inc.	18,739
374	Eastman Chemical Co.	36,125
898	Ecolab, Inc.	44,900
896	Huntsman Corp.	17,114
810	Intrepid Potash, Inc.*	26,932
337	Kronos Worldwide, Inc.	10,434
995	Lubrizol Corp.	133,927
1,140	Nalco Holding Co.	40,299
612	PPG Industries, Inc.	51,530
347	Sherwin-Williams Co.	26,778
1,425	Sigma-Aldrich Corp.	95,617
1,893	Solutia, Inc.*	40,586
1,485	Valspar Corp.	48,812
480	W.R. Grace & Co.*	24,211
309	Westlake Chemical Corp.	15,991

		631,995

Commercial Banks - 0.5%
738	Bank of Hawaii Corp.	33,070
3,084	CapitalSource, Inc.	19,923
774	Comerica, Inc.	24,791
825	Cullen/Frost Bankers, Inc.	44,451
576	East West Bancorp, Inc.	10,691
3,556	Fifth Third Bancorp	44,983
84	First Citizens BancShares, Inc. Class A	15,130
2,078	SunTrust Banks, Inc.	50,890
3,130	Synovus Financial Corp.	5,728

		249,657

Commercial Services & Supplies - 0.3%
414	Avery Dennison Corp.	13,062
489	Cintas Corp.	15,917
922	Copart, Inc.*	40,061
2,834	Pitney Bowes, Inc.	61,073
840	R.R. Donnelley & Sons Co.	15,800

		145,913

Communications Equipment - 0.2%
314	F5 Networks, Inc.*	29,353
682	Polycom, Inc.*	18,435
594	Riverbed Technology, Inc.*	17,006
4,936	Tellabs, Inc.	20,435

		85,229

Computers & Peripherals - 0.2%
307	Lexmark International, Inc. Class A*	10,306
923	SanDisk Corp.*	39,255
1,246	Western Digital Corp.*	42,937

		92,498

Construction & Engineering - 0.2%
675	Fluor Corp.	42,883
491	Jacobs Engineering Group, Inc.*	19,218
835	Quanta Services, Inc.*	15,464

		77,565

Consumer Finance - 0.1%
2,111	Discover Financial Services	54,063

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments
July 31, 2011 (Unaudited)

Shares		Value
Containers & Packaging - 0.1%
260	AptarGroup, Inc.	$13,273
635	Owens-Illinois, Inc.*	14,713
748	Sealed Air Corp.	16,105
419	Temple-Inland, Inc.	12,578

		56,669

Distributors - 0.0%†
565	LKQ Corp.*	13,882

Diversified Consumer Services - 0.2%
1,868	Apollo Group, Inc. Class A*	94,951
448	Career Education Corp.*	10,165
189	Weight Watchers International, Inc.	14,589

		119,705

Diversified Financial Services - 0.2%
467	Interactive Brokers Group, Inc. Class A	7,071
461	IntercontinentalExchange, Inc.*	56,841
851	Leucadia National Corp.	28,653

		92,565

Diversified Telecommunication Services - 0.2%
7,895	Windstream Corp.	96,398

Electric Utilities - 0.5%
453	DPL, Inc.	13,703
689	Entergy Corp.	46,025
3,495	Pepco Holdings, Inc.	65,287
2,557	PPL Corp.	71,340
1,140	Progress Energy, Inc.	53,284

		249,639

Electrical Equipment - 0.4%
455	Babcock & Wilcox Co.*	11,366
1,984	GrafTech International Ltd.*	38,212
871	Hubbell, Inc. Class B	51,798
464	Polypore International, Inc.*	31,552
1,037	Roper Industries, Inc.	84,650

		217,578

Electronic Equipment, Instruments & Components - 0.4%
682	Amphenol Corp. Class A	33,343
614	Avnet, Inc.*	17,990
208	Itron, Inc.*	8,952
2,093	Molex, Inc.	49,144
351	National Instruments Corp.	9,070
756	Trimble Navigation Ltd.*	26,898
2,354	Vishay Intertechnology, Inc.*	32,415

		177,812

Energy Equipment & Services - 0.8%
1,738	Cameron International Corp.*	97,224
434	Diamond Offshore Drilling, Inc.	29,438
811	Dresser-Rand Group, Inc.*	43,324
2,108	FMC Technologies, Inc.*	96,125
198	Oil States International, Inc.*	15,979
652	Patterson-UTI Energy, Inc.	21,209
1,894	Rowan Cos., Inc.*	74,188
1,233	Superior Energy Services, Inc.*	51,157

		428,644

Food & Staples Retailing - 0.1%
598	Whole Foods Market, Inc.	39,887

Food Products - 1.0%
570	Bunge Ltd.	39,222
1,582	ConAgra Foods, Inc.	40,515
709	Dean Foods Co.*	7,813
1,731	Flowers Foods, Inc.	37,943
525	Green Mountain Coffee Roasters, Inc.*	54,574
1,246	H.J. Heinz Co.	65,589
1,391	Hershey Co.	78,508
449	J.M. Smucker Co.	34,986
791	Mead Johnson Nutrition Co.	56,454
5,863	Sara Lee Corp.	112,042

		527,646

Gas Utilities - 0.3%
1,211	AGL Resources, Inc.	49,409
541	National Fuel Gas Co.	39,157
697	ONEOK, Inc.	50,735

		139,301

Health Care Equipment & Supplies - 0.8%
331	Alere, Inc.*	9,761
5,914	Boston Scientific Corp.*	42,344
2,179	DENTSPLY International, Inc.	82,562
357	Gen-Probe, Inc.*	21,616
152	Intuitive Surgical, Inc.*	60,884
624	Teleflex, Inc.	37,584
1,814	Varian Medical Systems, Inc.*	113,847
743	Zimmer Holdings, Inc.*	44,595

		413,193

Health Care Providers & Services - 0.8%
679	AMERIGROUP Corp.*	37,345
1,060	AmerisourceBergen Corp.	40,609
377	Brookdale Senior Living, Inc.*	8,064
659	Catalyst Health Solutions, Inc.*	43,184
368	Community Health Systems, Inc.*	9,509
965	Coventry Health Care, Inc.*	30,880
370	DaVita, Inc.*	30,910
1,708	Health Management Associates, Inc. Class A*	16,226
1,401	Health Net, Inc.*	39,396
388	Laboratory Corp. of America Holdings*	35,215
203	LifePoint Hospitals, Inc.*	7,531
1,795	Omnicare, Inc.	54,748
609	Quest Diagnostics, Inc.	32,892
2,783	Tenet Healthcare Corp.*	15,474
334	VCA Antech, Inc.*	6,526

		408,509

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments
July 31, 2011 (Unaudited)

Shares		Value
Health Care Technology - 0.1%
856	SXC Health Solutions Corp.*	$54,039

Hotels, Restaurants & Leisure - 0.5%
229	Chipotle Mexican Grill, Inc.*	74,329
111	Choice Hotels International, Inc.	3,384
684	Hyatt Hotels Corp. Class A*	26,532
1,077	Marriott International, Inc. Class A	35,003
1,363	MGM Resorts International*	20,595
755	Starwood Hotels & Resorts Worldwide, Inc.	41,495
4,898	Wendy’s Co.	25,812
307	Wynn Resorts Ltd.	47,180

		274,330

Household Durables - 0.5%
597	Fortune Brands, Inc.	35,945
753	Mohawk Industries, Inc.*	39,179
2,529	Newell Rubbermaid, Inc.	39,250
91	NVR, Inc.*	61,888
966	Tupperware Brands Corp.	60,365
295	Whirlpool Corp.	20,423

		257,050

Household Products - 0.2%
516	Clorox Co.	36,940
1,079	Energizer Holdings, Inc.*	87,011

		123,951

Independent Power Producers - 0.1%
11,943	GenOn Energy, Inc.*	46,458

Insurance - 1.7%
1,244	American Financial Group, Inc.	42,271
1,279	Aon Corp.	61,545
1,096	Aspen Insurance Holdings Ltd.	28,386
548	Assurant, Inc.	19,520
1,719	Assured Guaranty Ltd.	24,324
1,801	Brown & Brown, Inc.	39,280
413	CNA Financial Corp.	11,374
428	Erie Indemnity Co. Class A	31,544
395	Everest Re Group Ltd.	32,437
1,899	Genworth Financial, Inc. Class A*	15,800
703	Hanover Insurance Group, Inc.	25,456
3,317	Hartford Financial Services Group, Inc.	77,684
1,760	HCC Insurance Holdings, Inc.	53,029
150	Markel Corp.*	60,063
2,123	Marsh & McLennan Cos., Inc.	62,607
4,014	Old Republic International Corp.	41,906
5,859	Progressive Corp.	115,305
414	Protective Life Corp.	8,802
700	StanCorp Financial Group, Inc.	23,282
774	Unitrin, Inc.	21,804
1,194	Validus Holdings Ltd.	31,748
1,769	W.R. Berkley Corp.	54,467

		882,634

Internet & Catalog Retail - 0.2%
2,327	Liberty Media Corp. - Interactive Class A*	38,186
203	Netflix, Inc.*	53,996

		92,182

Internet Software & Services - 0.3%
2,019	Akamai Technologies, Inc.*	48,900
633	IAC/InterActiveCorp*	26,200
1,366	Monster Worldwide, Inc.*	16,037
2,226	VeriSign, Inc.	69,473

		160,610

IT Services - 0.9%
790	Alliance Data Systems Corp.*	77,689
1,715	Fiserv, Inc.*	103,517
57	FleetCor Technologies, Inc.*	1,690
376	Gartner, Inc.*	13,878
1,141	NeuStar, Inc. Class A*	29,712
1,622	Teradata Corp.*	89,145
627	Total System Services, Inc.	11,668
7,370	Western Union Co.	143,052

		470,351

Leisure Equipment & Products - 0.1%
2,693	Mattel, Inc.	71,795

Life Sciences Tools & Services - 0.1%
692	Life Technologies Corp.*	31,161
1,223	PerkinElmer, Inc.	29,914

		61,075

Machinery - 1.5%
410	CNH Global NV*	15,637
1,181	Donaldson Co., Inc.	65,404
1,389	Dover Corp.	83,993
1,709	Eaton Corp.	81,946
939	Graco, Inc.	41,250
1,030	IDEX Corp.	42,724
2,549	Ingersoll-Rand PLC	95,384
1,306	Lincoln Electric Holdings, Inc.	44,691
1,798	Pall Corp.	89,145
628	Parker Hannifin Corp.	49,625
381	Pentair, Inc.	14,025
901	Snap-On, Inc.	51,231
651	Stanley Black & Decker, Inc.	42,816
352	Valmont Industries, Inc.	34,267
265	Wabtec Corp.	17,098

		769,236

Marine - 0.1%
644	Alexander & Baldwin, Inc.	31,047

Media - 0.6%
227	Charter Communications, Inc. Class A*	12,258
1,078	Discovery Communications, Inc. Class A*	42,905
775	DISH Network Corp. Class A*	22,963
949	Liberty Global, Inc. Class A*	39,668

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments
July 31, 2011 (Unaudited)

Shares		Value
Media - (continued)
1,179	McGraw-Hill Cos., Inc.	$49,046
1,088	Omnicom Group, Inc.	51,049
15,273	Sirius XM Radio, Inc.*	32,226
1,228	Virgin Media, Inc.	32,493
19	Washington Post Co. Class B	7,644

		290,252

Metals & Mining - 0.6%
427	AK Steel Holding Corp.	5,188
411	Allegheny Technologies, Inc.	23,916
525	Cliffs Natural Resources, Inc.	47,156
217	Molycorp, Inc.*	13,808
2,816	Nucor Corp.	109,514
290	Reliance Steel & Aluminum Co.	13,633
343	Schnitzer Steel Industries, Inc. Class A	17,421
615	United States Steel Corp.	24,594
241	Walter Energy, Inc.	29,539

		284,769

Multiline Retail - 0.1%
131	Dillard’s, Inc. Class A	7,370
1,648	Macy’s, Inc.	47,578

		54,948

Multi-Utilities - 0.9%
429	Alliant Energy Corp.	16,907
3,017	Ameren Corp.	86,950
1,132	Consolidated Edison, Inc.	59,543
2,622	DTE Energy Co.	130,680
2,923	MDU Resources Group, Inc.	63,020
4,328	NiSource, Inc.	87,123
379	OGE Energy Corp.	18,965
446	SCANA Corp.	17,479

		480,667

Office Electronics - 0.1%
6,685	Xerox Corp.	62,371

Oil, Gas & Consumable Fuels - 1.7%
404	Cabot Oil & Gas Corp.	29,928
601	Cobalt International Energy, Inc.*	7,404
1,555	Denbury Resources, Inc.*	30,043
2,976	El Paso Corp.	61,157
524	EQT Corp.	33,263
440	Forest Oil Corp.*	11,440
171	Hollyfrontier Corp.	12,892
749	Murphy Oil Corp.	48,101
1,895	Noble Energy, Inc.	188,894
1,048	Peabody Energy Corp.	60,228
1,782	Petrohawk Energy Corp.*	68,055
2,183	Plains Exploration & Production Co.*	85,159
919	SM Energy Co.	69,247
2,515	Spectra Energy Corp.	67,955
2,226	Tesoro Corp.*	54,069
2,207	Valero Energy Corp.	55,440

		883,275

Paper & Forest Products - 0.1%
1,692	International Paper Co.	50,252
657	MeadWestvaco Corp.	20,459

		70,711

Personal Products - 0.1%
1,665	Avon Products, Inc.	43,673

Pharmaceuticals - 0.4%
1,804	Endo Pharmaceuticals Holdings, Inc.*	67,199
1,676	Forest Laboratories, Inc.*	62,113
892	Watson Pharmaceuticals, Inc.*	59,880

		189,192

Professional Services - 0.2%
765	IHS, Inc. Class A*	56,373
1,272	Manpower, Inc.	64,261

		120,634

Real Estate Investment Trusts - 1.8%
239	Alexandria Real Estate Equities, Inc.	19,598
3,148	Annaly Capital Management, Inc.	52,823
463	Apartment Investment & Management Co. Class A	12,640
679	AvalonBay Communities, Inc.	91,115
563	Boston Properties, Inc.	60,444
7,336	Chimera Investment Corp.	22,595
1,140	Equity Residential	70,475
1,571	HCP, Inc.	57,703
1,911	Hospitality Properties Trust	48,253
1,515	Liberty Property Trust	51,449
1,642	Prologis, Inc.	58,504
348	Rayonier, Inc.	22,429
348	Regency Centers Corp.	15,632
1,093	SL Green Realty Corp.	89,648
1,863	Ventas, Inc.	100,844
713	Vornado Realty Trust	66,701
1,869	Weingarten Realty Investors	48,071

		888,924

Real Estate Management & Development - 0.1%
1,852	CB Richard Ellis Group, Inc. Class A*	40,374
111	Howard Hughes Corp.*	6,711
300	Jones Lang LaSalle, Inc.	25,536

		72,621

Road & Rail - 0.2%
858	Con-Way, Inc.	31,420
1,177	Hertz Global Holdings, Inc.*	16,560
425	Kansas City Southern*	25,224
741	Landstar System, Inc.	33,234

		106,438

Semiconductors & Semiconductor Equipment - 1.0%
1,247	Altera Corp.	50,977
1,160	Analog Devices, Inc.	39,904
1,809	Atmel Corp.*	21,889
2,601	Cypress Semiconductor Corp.*	53,529
474	International Rectifier Corp.*	12,177
1,945	Intersil Corp. Class A	23,437
482	Lam Research Corp.*	19,704

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments
July 31, 2011 (Unaudited)

Shares		Value
Semiconductors & Semiconductor Equipment - (continued)
881	Linear Technology Corp.	$25,813
1,966	Marvell Technology Group Ltd.*	29,136
1,143	Maxim Integrated Products, Inc.	26,243
3,357	Micron Technology, Inc.*	24,741
973	National Semiconductor Corp.	24,053
2,323	NVIDIA Corp.*	32,127
1,721	ON Semiconductor Corp.*	14,956
689	Silicon Laboratories, Inc.*	24,397
383	SunPower Corp. Class A*	7,518
2,871	Teradyne, Inc.*	38,730
378	Varian Semiconductor Equipment Associates, Inc.*	22,960
1,028	Xilinx, Inc.	32,999

		525,290

Software - 0.9%
1,638	Activision Blizzard, Inc.	19,394
889	Autodesk, Inc.*	30,582
684	BMC Software, Inc.*	29,562
1,485	CA, Inc.	33,115
728	Citrix Systems, Inc.*	52,445
1,287	Electronic Arts, Inc.*	28,636
1,856	Fortinet, Inc.*	37,714
1,171	Intuit, Inc.*	54,686
1,755	Nuance Communications, Inc.*	35,117
747	Red Hat, Inc.*	31,434
1,958	Synopsys, Inc.*	46,933
2,569	TIBCO Software, Inc.*	66,897

		466,515

Specialty Retail - 1.2%
1,239	Aaron’s, Inc.	31,235
634	AutoNation, Inc.*	23,845
964	Bed Bath & Beyond, Inc.*	56,384
1,225	Best Buy Co., Inc.	33,810
1,458	Dick’s Sporting Goods, Inc.*	53,946
83	DSW, Inc. Class A*	4,397
1,563	Gap, Inc.	30,150
2,704	Limited Brands, Inc.	102,373
1,642	RadioShack Corp.	22,857
455	Ross Stores, Inc.	34,475
1,470	Sally Beauty Holdings, Inc.*	25,284
1,132	Signet Jewelers Ltd.*	48,495
2,760	Staples, Inc.	44,326
494	Tiffany & Co.	39,318
280	Tractor Supply Co.	18,458
886	Urban Outfitters, Inc.*	28,830

		598,183

Textiles, Apparel & Luxury Goods - 0.4%
1,494	Hanesbrands, Inc.*	45,582
301	Polo Ralph Lauren Corp. Class A	40,656
925	PVH Corp.	66,184
533	Under Armour, Inc. Class A*	39,127

		191,549

Thrifts & Mortgage Finance - 0.2%
518	BankUnited, Inc.	12,903
4,048	People’s United Financial, Inc.	51,329
1,237	TFS Financial Corp.*	11,677

		75,909

Tobacco - 0.1%
556	Lorillard, Inc.	59,058

Trading Companies & Distributors - 0.3%
271	MSC Industrial Direct Co., Inc. Class A	16,742
737	W.W. Grainger, Inc.	109,349

		126,091

Wireless Telecommunication Services - 0.2%
1,124	Crown Castle International Corp.*	48,781
659	NII Holdings, Inc.*	27,909
1,400	Telephone and Data Systems, Inc.	39,704

		116,394

	TOTAL COMMON STOCKS (Cost $14,437,888) (a)	$14,513,552

	TOTAL INVESTMENTS (Cost $14,437,888) - 28.5%	$14,513,552
	Other Assets in Excess of Liabilities - 71.5% (b)	36,331,882

	TOTAL NET ASSETS - 100.0%	$50,845,434

Percentages are stated as a percent of net assets.

(*)	Non-Income producing security.

(†)	Less than 0.05%.

(a)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $14,513,552.

(b)	Includes $26,924,009 cash segregated as collateral for swap contracts at July 31, 2011.

Direxion Daily Mid Cap Bull 3X Shares
Swap Equity Contracts
July 31, 2011 (Unaudited)

				Interest		Unrealized
		Number of	Notional	Rate	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Received	Date	(Depreciation)
BNP Paribas	Russell Midcap® Index	11,395	$9,886,480	0.437%	9/22/2011	$2,097,025
BNP Paribas	Russell Midcap® Index	10,500	8,762,258	0.437%	10/20/2011	2,271,926
BNP Paribas	Russell Midcap® Index	23,900	21,297,400	0.437%	12/22/2011	3,793,571
Morgan Stanley Capital Services	Russell Midcap® Index	31,115	33,472,444	0.287%	2/22/2012	(693,410)
Credit Suisse Capital, LLC	Russell Midcap® Index	55,680	60,889,365	0.287%	6/25/2012	(2,817,451)

			$134,307,947			$4,651,661

Direxion Daily Mid Cap Bear 3X Shares
Schedule of Investments
July 31, 2011 (Unaudited)
As of July 31, 2011, the Fund had no reportable holdings.

Value
Other Assets in Excess of Liabilities - 100.0% (a)	$14,195,321

TOTAL NET ASSETS - 100.0%	$14,195,321

Percentages are stated as a percent of net assets.

(a)	Includes 10,863,696 cash segregated as collateral for swap contracts at July 31, 2011.
Direxion Daily Mid Cap Bear 3X Shares
Short Equity Swap Contracts
July 31, 2011 (Unaudited)

		Number		Interest		Unrealized
		of	Notional	Rate	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Paid	Date	(Depreciation)
BNP Paribas	Russell Midcap® Index	7,545	$6,697,135	(0.613%)	12/22/2011	$(1,281,946)
Morgan Stanley Capital Services	Russell Midcap® Index	11,920	12,677,237	(0.163%)	2/22/2012	220,718
Credit Suisse Capital, LLC	Russell Midcap® Index	21,445	22,188,232	(0.163%)	7/11/2012	(266,893)

			$41,562,604			$(1,328,121)

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments
July 31, 2011 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 16.6%
Investment Companies - 16.6%
1,680,485	iShares Russell 2000 Index Fund	$133,850,630

	TOTAL INVESTMENT COMPANIES (Cost $137,233,140) (a)	$133,850,630

	TOTAL INVESTMENTS (Cost $137,233,140) - 16.6%	$133,850,630
	Other Assets in Excess of Liabilities - 83.4% (b)	670,673,568

	TOTAL NET ASSETS - 100.0%	$804,524,198

Percentages are stated as a percent of net assets.

(a)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $61,704,965.

(b)	Includes $482,323,108 cash segregated as collateral for swap contracts at July 31, 2011.
Direxion Daily Small Cap Bull 3X Shares
Swap Equity Contracts
July 31, 2011 (Unaudited)

				Interest
				Rate		Unrealized
		Number of	Notional	(Paid)	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Received	Date	(Depreciation)
Citibank N.A.	Russell 2000® Index	164,500	$122,048,205	0.037%	2/09/2012	$10,038,544
Morgan Stanley Capital Services	Russell 2000® Index	491,400	402,589,379	(0.263%)	2/22/2012	(8,713,875)
BNP Paribas	Russell 2000® Index	38,500	30,008,281	0.437%	3/22/2012	797,067
Merrill Lynch International	Russell 2000® Index	452,800	366,267,060	0.087%	3/26/2012	(4,823,389)
BNP Paribas	Russell 2000® Index	116,000	94,745,497	0.437%	4/19/2012	(1,994,041)
BNP Paribas	Russell 2000® Index	132,000	106,624,960	0.437%	5/17/2012	(1,134,847)
Credit Suisse Capital, LLC	Russell 2000® Index	697,900	559,763,342	(0.263%)	6/25/2012	(3,038,885)
Deutsche Bank AG London	Russell 2000® Index	767,250	630,892,079	(0.063%)	8/22/2014	(19,086,264)

			$2,312,938,803			$(27,955,690)

Direxion Daily Small Cap Bear 3X Shares
Schedule of Investments
July 31, 2011 (Unaudited)
As of July 31, 2011, the Fund had no reportable holdings.

Value
Other Assets in Excess of Liabilities - 100.0% (a)	$555,221,937

TOTAL NET ASSETS - 100.0%	$555,221,937

Percentages are stated as a percent of net assets.

(a)	Includes $370,478,822 cash segregated as collateral for swap contracts at July 31, 2011.
Direxion Daily Small Cap Bear 3X Shares
Short Equity Swap Contracts
July 31, 2011 (Unaudited)

		Number		Interest		Unrealized
		of	Notional	Rate	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Paid	Date	(Depreciation)
Citibank N.A.	Russell 2000® Index	135,500	$99,438,173	(1.113%)	2/10/2012	$(10,101,975)
Morgan Stanley Capital Services	Russell 2000® Index	315,100	259,802,926	(0.963%)	2/22/2012	7,005,020
BNP Paribas	Russell 2000® Index	91,600	73,222,716	(1.063%)	4/19/2012	(449,075)
BNP Paribas	Russell 2000® Index	53,400	45,371,918	(1.063%)	5/17/2012	2,506,093
BNP Paribas	Russell 2000® Index	138,000	117,455,965	(1.063%)	6/21/2012	6,818,735
Credit Suisse Capital, LLC	Russell 2000® Index	505,900	409,765,025	(0.963%)	7/11/2012	5,822,889
Merrill Lynch International	Russell 2000® Index	343,000	280,189,584	(1.063%)	4/29/2013	6,096,731
Deutsche Bank AG London	Russell 2000® Index	507,400	418,027,364	(1.313%)	6/30/2014	13,377,979

			$1,703,273,671			$31,076,397

Direxion Daily China Bull 3X Shares
Schedule of Investments
July 31, 2011 (Unaudited)

Shares		Value
COMMON STOCKS - 21.8%
Airlines - 0.5%
5,751	China Eastern Airlines Corp. Ltd. ADS*	$142,107
4,919	China Southern Airlines Co. Ltd. ADR*	159,818

		301,925

Computers & Peripherals - 0.1%
10,958	China Digital TV Holding Co. Ltd. ADR	52,708

Diversified Consumer Services - 0.6%
2,518	New Oriental Education & Technology Group, Inc. ADR*	321,624

Diversified Telecommunication Services - 1.7%
7,716	China Telecom Corp. Ltd. ADR	507,713
24,576	China Unicom Hong Kong Ltd. ADR	492,011

		999,724

Electrical Equipment - 0.1%
12,291	China Ming Yang Wind Power Group Ltd. ADS*	63,913

Health Care Equipment & Supplies - 0.4%
7,943	Mindray Medical International Ltd. ADR	215,096

Hotels, Restaurants & Leisure - 1.6%
3,757	7 Days Group Holdings Ltd. ADR*	82,504
3,409	China Lodging Group Ltd. ADS*	58,430
9,093	Ctrip.com International Ltd. ADR*	419,188
3,245	Home Inns & Hotels Management, Inc. ADR*	125,062
17,879	Melco Crown Entertainment Ltd. ADR*	270,509

		955,693

Independent Power Producers & Energy Traders - 0.3%
8,061	Huaneng Power International, Inc. ADR	158,318

Insurance - 1.6%
17,260	China Life Insurance Co. Ltd. ADR	863,690
5,363	CNinsure, Inc. ADR*	76,906

		940,596

Internet & Catalog Retail - 0.1%
4,311	E-Commerce China Dangdang, Inc. ADR*	48,714

Internet Software & Services - 2.9%
5,656	Baidu, Inc. ADR*	888,388
6,142	NetEase.com, Inc. ADR*	310,294
2,539	Qihoo 360 Technology Co. Ltd. ADR*	58,524
9,149	Renren, Inc. ADR*	99,084
2,712	SouFun Holdings Ltd. ADR*	56,409
6,469	Youku.com, Inc. ADR*	238,771

		1,651,470

IT Services - 0.1%
5,102	hiSoft Technology International Ltd. ADR*	70,765

Life Sciences Tools & Services - 0.2%
8,640	WuXi PharmaTech Cayman, Inc. ADR*	134,611

Media - 0.5%
8,454	Focus Media Holding Ltd. ADR*	278,052

Metals & Mining - 0.5%
12,899	Aluminum Corp. of China Ltd. ADR	275,523

Oil, Gas & Consumable Fuels - 5.4%
7,069	China Petroleum & Chemical Corp. ADR	699,902
4,570	CNOOC Ltd. ADR	1,015,957
6,949	PetroChina Co. Ltd. ADR	988,356
11,234	Yanzhou Coal Mining Co. Ltd. ADR	430,262

		3,134,477

Professional Services - 0.2%
1,653	51job, Inc. ADR*	109,181

Real Estate Management & Development - 0.1%
9,441	E-House China Holdings Ltd. ADS	74,112

Semiconductors & Semiconductor Equipment - 1.3%
19,836	JA Solar Holdings Co. Ltd. ADR*	95,213
2,664	JinkoSolar Holding Co. Ltd. ADR*	57,809
12,550	LDK Solar Co. Ltd. ADR*	84,587
12,180	Renesola Ltd. ADR*	55,175
6,313	Spreadtrum Communications, Inc. ADR	85,541
16,647	Suntech Power Holdings Co. Ltd. ADR*	122,189
8,325	Trina Solar Ltd. ADR*	149,101
14,739	Yingli Green Energy Holding Co. Ltd. ADR*	106,710

		756,325

Software - 1.1%
1,859	Changyou.com Ltd. ADR*	96,352
15,073	Giant Interactive Group, Inc. ADR	115,911
8,371	Longtop Financial Technologies Ltd. ADR*,**	0
5,453	Perfect World Co. Ltd. ADR*	107,915
13,348	Shanda Games Ltd. ADR*	80,088
3,643	Shanda Interactive Entertainment Ltd. ADR*	127,542
5,548	VanceInfo Technologies, Inc. ADR*	112,236

		640,044

Wireless Telecommunication Services - 2.5%
28,695	China Mobile Ltd. ADR	1,429,872

Direxion Daily China Bull 3X Shares
Schedule of Investments
July 31, 2011 (Unaudited)

Shares		Value
	TOTAL COMMON STOCKS (Cost $10,178,071) (a)	$12,612,743

	TOTAL INVESTMENTS (Cost $10,178,071) - 21.8%	$12,612,743
	Other Assets in Excess of Liabilities - 78.2% (b)	45,150,019

	TOTAL NET ASSETS - 100.0%	$57,762,762

Percentages are stated as a percent of net assets.

ADS	— American Depositary Shares.

ADR	— American Depositary Receipts.

(*)	Non-Income producing security.

(**)	Fair valued security.

(a)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $12,612,743.

(b)	Includes $31,219,852 cash segregated as collateral for swap contracts at July 31, 2011.
Direxion Daily China Bull 3X Shares
Swap Equity Contracts
July 31, 2011 (Unaudited)

		Number of	Notional	Interest Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Received	Date	Appreciation
Morgan Stanley Capital Services	The Bank of New York Mellon China Select ADR® Index	13,220	$56,326,493	0.387%	10/25/2011	$465,897
Credit Suisse Capital, LLC	The Bank of New York Mellon China Select ADR® Index	7,388	31,299,757	0.387%	7/6/2012	276,766
BNP Paribas	The Bank of New York Mellon China Select ADR® Index	2,699	10,956,851	0.437%	7/19/2012	579,499
BNP Paribas	The Bank of New York Mellon China Select ADR® Index	4,188	17,002,625	0.437%	8/16/2012	874,240
BNP Paribas	The Bank of New York Mellon China Select ADR® Index	1,606	6,860,081	0.437%	9/20/2012	69
Deutsche Bank AG London	The Bank of New York Mellon China Select ADR® Index	8,510	31,463,042	0.387%	12/18/2014	5,546,830

			$153,908,849			$7,743,301

Direxion Daily China Bear 3X Shares
Schedule of Investments
July 31, 2011 (Unaudited)
As of July 31, 2011, the Fund had no reportable holdings.

Value
Other Assets in Excess of Liabilities - 100.0% (a)	$13,546,813

TOTAL NET ASSETS - 100.0%	$13,546,813

Percentages are stated as a percent of net assets.

(a)	Includes $11,476,050 cash segregated as collateral for swap contracts at July 31, 2011.
Direxion Daily China Bear 3X Shares
Short Equity Swap Contracts
July 31, 2011 (Unaudited)

				Interest
		Number of	Notional	Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Paid	Date	Depreciation
Credit Suisse Capital, LLC	The Bank of New York Mellon China Select ADR® Index	3,579	$15,092,151	(1.813%)	7/6/2012	$(234,643)
Morgan Stanley Capital Services	The Bank of New York Mellon China Select ADR® Index	3,409	13,506,280	(1.813%)	7/23/2012	(1,090,066)
BNP Paribas	The Bank of New York Mellon China Select ADR® Index	620	2,642,165	(1.463%)	9/20/2012	(8,958)
Deutsche Bank AG London	The Bank of New York Mellon China Select ADR® Index	1,904	7,614,616	(1.613%)	12/18/2014	(793,496)

			$38,855,212			$(2,127,163)

Direxion Daily Developed Markets Bull 3X Shares
Schedule of Investments
July 31, 2011 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 49.0%
Investment Companies - 49.0%
250,245	iShares MSCI EAFE Index Fund	$14,676,869

	TOTAL INVESTMENT COMPANIES (Cost $15,242,423) (a)	$14,676,869

	TOTAL INVESTMENTS (Cost $15,242,423) - 49.0%	$14,676,869
	Other Assets in Excess of Liabilities - 51.0% (b)	15,299,835

	TOTAL NET ASSETS - 100.0%	$29,976,704

Percentages are stated as a percent of net assets.

(a)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $14,676,869.

(b)	Includes $10,962,234 cash segregated as collateral for swap contracts at July 31, 2011.
Direxion Daily Developed Markets Bull 3X Shares
Swap Equity Contracts
July 31, 2011 (Unaudited)

				Interest		Unrealized
		Number of	Notional	Rate	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Received	Date	(Depreciation)
BNP Paribas	iShares MSCI EAFE Index Fund	5,200	$292,402	0.437%	12/22/11	$11,396
BNP Paribas	iShares MSCI EAFE Index Fund	67,100	3,756,202	0.437%	2/16/2012	167,087
Morgan Stanley Capital Services	iShares MSCI EAFE Index Fund	706,535	42,307,474	0.337%	2/22/2012	(355,676)
Credit Suisse Capital, LLC	iShares MSCI EAFE Index Fund	427,730	25,847,724	0.337%	6/25/2012	(290,371)
Deutsch Bank AG London	iShares MSCI EAFE Index Fund	76,500	4,694,182	0.387%	4/29/2016	(162,288)

			$76,897,984			$(629,852)

Direxion Daily Developed Markets Bear 3X Shares
Schedule of Investments
July 31, 2011 (Unaudited)
As of July 31, 2011, the Fund had no reportable holdings.

Value
Other Assets in Excess of Liabilities - 100.0% (a)	$14,502,787

TOTAL NET ASSETS - 100.0%	$14,502,787

Percentages are stated as a percent of net assets.

(a)	Includes $10,840,907 cash segregated as collateral for swap contracts at July 31, 2011.
Direxion Daily Developed Markets Bear 3X Shares
Short Equity Swap Contracts
July 31, 2011 (Unaudited)

		Number				Unrealized
		of	Notional	Interest	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Paid	Date	(Depreciation)
BNP Paribas	iShares MSCI EAFE Index Fund	53,600	$3,172,485	(0.613%)	12/22/2011	$15,581
BNP Paribas	iShares MSCI EAFE Index Fund	168,100	9,311,921	(0.613%)	2/16/2012	(583,488)
Morgan Stanley Capital Services	iShares MSCI EAFE Index Fund	98,515	5,677,767	(0.013%)	2/22/2012	(304,461)
Credit Suisse Capital, LLC	iShares MSCI EAFE Index Fund	394,830	22,760,472	(0.013%)	7/11/2012	(746,065)
Deutsch Bank AG London	iShares MSCI EAFE Index Fund	26,800	1,544,788	(0.113%)	4/29/2016	(27,217)

			$42,467,433			$(1,645,650)

Direxion Daily Emerging Markets Bull 3X Shares
Schedule of Investments
July 31, 2011 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 9.9%
Investment Companies - 9.9%
733,433	iShares MSCI Emerging Markets Index Fund	$34,581,366

	TOTAL INVESTMENT COMPANIES (Cost $35,068,066) (a)	$34,581,366

	TOTAL INVESTMENTS (Cost $35,068,066) - 9.9%	$34,581,366
	Other Assets in Excess of Liabilities - 90.1% (b)	316,413,928

	TOTAL NET ASSETS - 100.0%	$350,995,294

Percentages are stated as a percent of net assets.

(a)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $25,130,029.

(b)	Includes $204,244,141 cash segregated as collateral for swap contracts at July 31, 2011.
Direxion Daily Emerging Markets Bull 3X Shares
Swap Equity Contracts
July 31, 2011 (Unaudited)

				Interest		Unrealized
		Number of	Notional	Rate	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Received	Date	(Depreciation)
Citibank N.A.	iShares MSCI Emerging Markets Index Fund	1,650,000	$75,162,530	0.437%	2/3/2012	$3,425,322
Morgan Stanley Capital Services	iShares MSCI Emerging Markets Index Fund	3,818,400	180,435,264	0.337%	2/22/2012	1,538,080
Merrill Lynch International	iShares MSCI Emerging Markets Index Fund	3,703,000	175,673,238	0.637%	3/26/2012	(452,418)
BNP Paribas	iShares MSCI Emerging Markets Index Fund	860,000	39,343,438	0.437%	4/19/2012	1,120,018
BNP Paribas	iShares MSCI Emerging Markets Index Fund	140,000	6,474,895	0.437%	5/17/2012	115,299
Credit Suisse Capital, LLC	iShares MSCI Emerging Markets Index Fund	5,128,450	238,278,749	0.337%	6/25/2012	5,011,518
BNP Paribas	iShares MSCI Emerging Markets Index Fund	1,146,000	54,743,904	0.437%	7/19/2012	(759,466)
Deutsche Bank AG London	iShares MSCI Emerging Markets Index Fund	5,153,100	241,316,958	0.387%	6/30/2014	3,207,665

			$1,011,428,976			$13,206,018

Direxion Daily Emerging Markets Bear 3X Shares
Schedule of Investments
July 31, 2011 (Unaudited)
As of July 31, 2011, the Fund had no reportable holdings.

Value
Other Assets in Excess of Liabilities - 100.0% (a)	$100,128,446

TOTAL NET ASSETS - 100.0%	$100,128,446

Percentages are stated as a percent of net assets.

(a)	Includes $63,944,916 cash segregated as collateral for swap contracts at July 31, 2011.
Direxion Daily Emerging Markets Bear 3X Shares
Short Equity Swap Contracts
July 31, 2011 (Unaudited)

				Interest
		Number		Rate		Unrealized
		of	Notional	(Paid)	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Received	Date	(Depreciation)
Credit Suisse Capital, LLC	iShares MSCI Emerging Markets Index Fund	1,266,450	$58,911,404	0.037%	11/7/2011	$(800,653)
Citibank N.A.	iShares MSCI Emerging Markets Index Fund	920,000	43,607,377	(0.763%)	2/10/2012	(169,055)
Morgan Stanley Capital Services	iShares MSCI Emerging Markets Index Fund	936,800	44,570,619	0.037%	2/22/2012	(22,811)
BNP Paribas	iShares MSCI Emerging Markets Index Fund	110,000	5,161,200	(0.713%)	3/22/2012	(42,785)
Merrill Lynch International	iShares MSCI Emerging Markets Index Fund	1,381,600	66,283,425	(0.513%)	3/26/2012	913,357
BNP Paribas	iShares MSCI Emerging Markets Index Fund	196,000	9,053,389	(0.713%)	4/19/2012	(213,205)
BNP Paribas	iShares MSCI Emerging Markets Index Fund	72,000	3,407,798	(0.713%)	5/17/2012	4,731
Deutsche Bank AG London	iShares MSCI Emerging Markets Index Fund	1,488,000	69,598,544	(0.813%)	6/25/2014	(1,013,329)

			$300,593,756			$(1,343,750)

Direxion Daily Latin America Bull 3X Shares
Schedule of Investments
July 31, 2011 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 44.9%
Investment Companies - 44.9%
372,387	iShares S&P Latin America 40 Index Fund	$18,418,261

	TOTAL INVESTMENT COMPANIES (Cost $19,083,523) (a)	$18,418,261

	TOTAL INVESTMENTS (Cost $19,083,523) - 44.9%	$18,418,261
	Other Assets in Excess of Liabilities - 55.1% (b)	22,633,689

	TOTAL NET ASSETS - 100.0%	$41,051,950

Percentages are stated as a percent of net assets.

(a)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $18,418,261.

(b)	Includes $16,593,260 cash segregated as collateral for swap contracts at July 31, 2011.
Direxion Daily Latin America Bull 3X Shares
Swap Equity Contracts
July 31, 2011 (Unaudited)

				Interest		Unrealized
		Number of	Notional	Rate	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Received	Date	(Depreciation)
Credit Suisse Capital, LLC	iShares S&P Latin America 40 Index Fund	705,980	$36,437,465	0.337%	7/6/2012	$(1,026,795)
Morgan Stanley Capital Services	iShares S&P Latin America 40 Index Fund	809,710	40,886,594	0.337%	3/5/2012	226,576
Deutsche Bank AG London	iShares S&P Latin America 40 Index Fund	601,900	27,228,523	0.437%	12/18/2014	3,092,045

			$104,552,582			$2,291,826

Direxion Daily Latin America Bear 3X Shares
Schedule of Investments
July 31, 2011 (Unaudited)
As of July 31, 2011, the Fund had no reportable holdings.

Value
Other Assets in Excess of Liabilities - 100.0% (a)	$3,464,928

TOTAL NET ASSETS - 100.0%	$3,464,928

Percentages are stated as a percent of net assets.

(a)	Includes $3,464,928 cash segregated as collateral for swap contracts at July 31, 2011.
Direxion Daily Latin America Bear 3X Shares
Short Equity Swap Contracts
July 31, 2011 (Unaudited)

				Interest		Unrealized
		Number of	Notional	Rate	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Paid	Date	(Depreciation)
Credit Suisse Capital, LLC	iShares S&P Latin America 40 Index Fund	92,995	$4,804,122	(0.113)%	7/6/2012	$134,525
Morgan Stanley Capital Services	iShares S&P Latin America 40 Index Fund	66,905	3,315,078	(0.113)%	3/5/2012	(74,133)
Deutsche Bank AG London	iShares S&P Latin America 40 Index Fund	50,300	2,243,850	(0.563)%	12/18/2014	(318,018)

			$10,363,050			$(257,626)

Direxion Daily Russia Bull 3X Shares
Schedule of Investments
July 31, 2011 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 43.5%
Investment Companies - 43.5%
55,000	Market Vectors® Russia ETF	$2,172,500

	TOTAL INVESTMENT COMPANIES (Cost $1,995,799) (a)	$2,172,500

	TOTAL INVESTMENTS (Cost $1,995,799) - 43.5%	$2,172,500

	Other Assets in Excess of Liabilities - 56.5% (b)	2,823,485

	TOTAL NET ASSETS - 100.0%	$4,995,985

Percentages are stated as a percent of net assets.

ETF — Exchange-Traded Fund.

(a)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,172,500.

(b)	Includes $1,900,121 cash segregated as collateral for swap contracts at July 31, 211.
Direxion Daily Russia Bull 3X Shares
Swap Equity Contracts
July 31, 2011 (Unaudited)

				Interest
		Number of	Notional	Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Paid	Date	Appreciation
Credit Suisse Capital, LLC	Market Vectors® Russia ETF	267,925	$9,731,649	(0.313%)	6/25/2012	$857,099
Morgan Stanley Capital Services	Market Vectors® Russia ETF	56,520	2,224,176	(0.613%)	7/2/2012	8,731

			$11,955,825			$865,830

Direxion Daily Russia Bear 3X Shares
Schedule of Investments
July 31, 2011 (Unaudited)
As of July 31, 2011, the Fund had no reportable holdings.

Value
Other Assets in Excess of Liabilities - 100.0% (a)	$2,873,964

TOTAL NET ASSETS - 100.0%	$2,873,964

Percentages are stated as a percent of net assets.

(a)	Includes $2,290,235 cash segregated as collateral for swap contracts at July 31, 2011.
Direxion Daily Russia Bear 3X Shares
Short Equity Swap Contracts
July 31, 2011 (Unaudited)

		Number		Interest
		of	Notional	Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Paid	Date	Depreciation
Credit Suisse Capital, LLC	Market Vectors® Russia ETF	201,480	$7,411,725	(1.313%)	6/25/2012	$(562,913)
Morgan Stanley Capital Services	Market Vectors® Russia ETF	16,800	661,010	(1.613%)	7/6/2012	(2,779)

			$8,072,735			$(565,692)

ETF — Exchange–Traded Fund

Direxion Daily Agribusiness Bull 3X Shares
Schedule of Investments
July 31, 2011 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 32.6%
Investment Companies- 32.6%
37,500	Market Vectors® Agribusiness ETF	$2,029,875

	TOTAL INVESTMENT COMPANIES (Cost $1,987,087) (a)	$2,029,875

	TOTAL INVESTMENTS (Cost $1,987,087) - 32.6%	$2,029,875
	Other Assets in Excess of Liabilities - 67.4% (b)	4,198,116

	TOTAL NET ASSETS - 100.0%	$6,227,991

Percentages are stated as a percent of net assets.

ETF — Exchange-Traded Fund.

(a)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,029,875.

(b)	Includes $1,700,098 cash segregated as collateral for swap contracts at July 31, 2011.
Direxion Daily Agribusiness Bull 3X Shares
Swap Equity Contracts
July 31, 2011 (Unaudited)

				Interest		Unrealized
		Number of	Notional	Rate	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Paid	Date	(Depreciation)
Credit Suisse Capital, LLC	Market Vectors® Agribusiness ETF	272,015	$14,187,057	(0.063%)	6/25/2012	$538,486
Merrill Lynch International	Market Vectors® Agribusiness ETF	35,655	1,957,110	(0.263%)	12/27/2012	(26,918)

			$16,144,167			$511,568

Direxion Daily Agribusiness Bear 3X Shares
Schedule of Investments
July 31, 2011 (Unaudited)
As of July 31, 2011, the Fund had no reportable holdings.

Value
Other Assets in Excess of Liabilities - 100.0% (a)	$3,527,195

TOTAL NET ASSETS - 100.0%	$3,527,195

Percentages are stated as a percent of net assets.

(a)	Includes $2,140,195 cash segregated as collateral for swap contracts at July 31, 2011.
Direxion Daily Agribusiness Bear 3X Shares
Short Equity Swap Contracts
July 31, 2011 (Unaudited)

		Number		Interest		Unrealized
		of	Notional	Rate	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Paid	Date	(Depreciation)
Credit Suisse Capital, LLC	Market Vectors® Agribusiness ETF	174,380	$9,218,134	(1.563%)	6/25/2012	$(243,590)
Merrill Lynch International	Market Vectors® Agribusiness ETF	21,105	1,144,685	(2.063%)	12/27/2012	1,980

			$10,362,819			$(241,610)

ETF — Exchange-Traded Fund.

Direxion Daily Basic Materials Bull 3X Shares
Schedule of Investments
July 31, 2011 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 49.5%
Investment Companies - 49.5%
77,346	Materials Select Sector SPDR Fund	$2,938,375

	TOTAL INVESTMENT COMPANIES (Cost $2,919,397) (a)	$2,938,375

	TOTAL INVESTMENTS (Cost $2,919,397) - 49.5%	$2,938,375
	Other Assets in Excess of Liabilities - 50.5% (b)	2,999,581

	TOTAL NET ASSETS - 100.0%	$5,937,956

Percentages are stated as a percent of net assets.

(a)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,938,375.

(b)	Includes $2,240,884 cash segregated as collateral for swap contracts at July 31, 2011.
Direxion Daily Basic Materials Bull 3X Shares
Swap Equity Contracts
July 31, 2011 (Unaudited)

				Interest		Unrealized
		Number of	Notional	Rate	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Received	Date	(Depreciation)
Credit Suisse Capital, LLC	Materials Select Sector SPDR Fund	24,922	$995,239	0.437%	7/30/2012	$(48,586)
Deutsche Bank AG London	Materials Select Sector SPDR Fund	366,650	13,908,753	0.287%	6/17/2016	64,066

			$14,903,992			$15,480

Direxion Daily Basic Materials Bear 3X Shares
Schedule of Investments
July 31, 2011 (Unaudited)
As of July 31, 2011, the Fund had no reportable holdings.

Value
Other Assets in Excess of Liabilities - 100.0% (a)	$3,852,894

TOTAL NET ASSETS - 100.0%	$3,852,894

Percentages are stated as a percent of net assets.

(a)	Includes $2,189,144 cash segregated as collateral for swap contracts at July 31, 2011.
Direxion Daily Basic Materials Bear 3X Shares
Short Equity Swap Contracts
July 31, 2011 (Unaudited)

		Number		Interest		Unrealized
		of	Notional	Rate	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Paid	Date	(Depreciation)
Credit Suisse Capital, LLC	Materials Select Sector SPDR Fund	78,437	$3,089,790	(0.063%)	7/16/2012	$109,884
Deutsche Bank AG London	Materials Select Sector SPDR Fund	225,825	8,614,335	(0.163%)	6/17/2016	(3,334)

			$11,704,125			$106,550

Direxion Daily Healthcare Bull 3X Shares
Schedule of Investments
July 31, 2011 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 53.0%
Investment Companies - 53.0%
84,934	Health Care Select Sector SPDR Fund	$2,900,496

	TOTAL INVESTMENT COMPANIES (Cost $2,978,450) (a)	$2,900,496

	TOTAL INVESTMENTS (Cost $2,978,450) - 53.0%	$2,900,496
	Other Assets in Excess of Liabilities - 47.0% (b)	2,570,706

	TOTAL NET ASSETS - 100.0%	$5,471,202

Percentages are stated as a percent of net assets.

(a)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,951,521.

(b)	Includes $2,290,050 cash segregated as collateral for swap contracts at July 31, 2011.
Direxion Daily Healthcare Bull 3X Shares
Swap Equity Contracts
July 31, 2011 (Unaudited)

				Interest
		Number of	Notional	Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Received	Date	Depreciation
Credit Suisse Capital, LLC	Health Care Select Sector SPDR Fund	395,701	$13,934,903	0.437%	7/16/2012	$(387,902)

Direxion Daily Healthcare Bear 3X Shares
Schedule of Investments
July 31, 2011 (Unaudited)
As of July 31, 2011, the Fund had no reportable holdings.

Value
Other Assets in Excess of Liabilities - 100.0% (a)	$4,286,086

TOTAL NET ASSETS - 100.0%	$4,286,086

Percentages are stated as a percent of net assets.

(a)	Includes $1,970,000 cash segregated as collateral for swap contracts at July 31, 2011.
Direxion Daily Healthcare Bear 3X Shares
Short Equity Swap Contracts
July 31, 2011 (Unaudited)

		Number		Interest
		of	Notional	Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Paid	Date	Appreciation
Credit Suisse Capital, LLC	Health Care Select Sector SPDR Fund	345,291	$12,156,055	(0.063%)	7/16/2012	$322,744
Merrill Lynch International	Health Care Select Sector SPDR Fund	31,240	1,071,344	(0.213%)	2/26/2013	4,478

			$13,227,399			$327,222

Direxion Daily Semiconductor Bull 3X Shares
Schedule of Investments
July 31, 2011 (Unaudited)

Shares		Value
COMMON STOCKS - 38.2%
Computers & Peripherals - 1.6%
43,184	SanDisk Corp.*	$1,836,616

Semiconductors & Semiconductor Equipment - 36.6%
182,156	Advanced Micro Devices, Inc.*	1,337,025
72,006	Altera Corp.	2,943,605
294,587	Applied Materials, Inc.	3,629,312
60,731	Avago Technologies Ltd.	2,042,384
107,846	Broadcom Corp. Class A*	3,997,851
17,544	Cirrus Logic, Inc.*	266,318
29,004	Cree, Inc.*	953,071
8,304	Hittite Microwave Corp.*	464,941
182,326	Intel Corp.	4,071,340
44,483	KLA-Tencor Corp.	1,771,313
32,982	Lam Research Corp.*	1,348,304
59,325	Linear Technology Corp.	1,738,223
126,359	Marvell Technology Group Ltd.*	1,872,640
61,044	MEMC Electronic Materials, Inc.*	452,947
201,185	Micron Technology, Inc.*	1,482,733
13,846	MKS Instruments, Inc.	345,458
18,097	Netlogic Microsystems, Inc.*	625,251
23,662	Novellus Systems, Inc.*	734,468
102,400	NVIDIA Corp.*	1,416,192
66,434	NXP Semiconductor NV*	1,314,065
7,645	Power Integrations, Inc.	271,321
6,103	Rubicon Technology, Inc.*	89,836
19,743	STMicroelectronics NV	156,167
150,225	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,856,781
49,129	Teradyne, Inc.*	662,750
116,266	Texas Instruments, Inc.	3,458,914
19,985	Varian Semiconductor Equipment Associates, Inc.*	1,213,889
10,794	Veeco Instruments, Inc.*	429,493
57,513	Xilinx, Inc.	1,846,167

		42,792,759

	TOTAL COMMON STOCKS (Cost $49,983,881) (a)	$44,629,375

	TOTAL INVESTMENTS (Cost $49,983,881) - 38.2%	$44,629,375
	Other Assets in Excess of Liabilities - 61.8% (b)	72,275,898

	TOTAL NET ASSETS - 100.0%	$116,905,273

Percentages are stated as a percent of net assets.

ADR	— American Depositary Receipts.

(*)	Non-Income producing security.

(a)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $44,629,375.

(b)	Includes $64,552,112 cash segregated as collateral for swap contracts at July 31, 2011.

Direxion Daily Semiconductor Bull 3X Shares
Swap Equity Contracts
July 31, 2011 (Unaudited)

				Interest		Unrealized
		Number of	Notional	Rate	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Received	Date	(Depreciation)
Credit Suisse Capital, LLC	PHLX Semiconductor Sector Index	174,760	$60,406,596	0.137%	9/12/2011	$7,923,407
Merrill Lynch International	PHLX Semiconductor Sector Index	160,920	70,554,422	0.737%	9/28/2011	(8,142,960)
BNP Paribas	PHLX Semiconductor Sector Index	43,215	18,073,819	0.437%	8/16/2012	(1,352,547)
BNP Paribas	PHLX Semiconductor Sector Index	268,065	107,089,102	0.437%	9/20/2012	(3,317,023)
Deutsche Bank AG London	PHLX Semiconductor Sector Index	144,120	49,936,486	0.187%	3/11/2015	6,392,714

			$306,060,425			$1,503,591

Direxion Daily Semiconductor Bear 3X Shares
Schedule of Investments
July 31, 2011 (Unaudited)
As of July 31, 2011, the Fund had no reportable holdings.

Value
Other Assets in Excess of Liabilities - 100.0% (a)	$14,660,941

TOTAL NET ASSETS - 100.0%	$14,660,941

Percentages are stated as a percent of net assets.

(a)	Includes $7,412,773 cash segregated as collateral for swap contracts at July 31, 2011.
Direxion Daily Semiconductor Bear 3X Shares
Short Equity Swap Contracts
July 31, 2011 (Unaudited)

				Interest
		Number of	Notional	Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Paid	Date	Appreciation
Credit Suisse Capital, LLC	PHLX Semiconductor Sector Index	8,080	$3,157,504	(0.163%)	9/12/2011	$30,410
Merrill Lynch International	PHLX Semiconductor Sector Index	59,865	25,898,725	(0.363%)	9/28/2011	2,640,423
BNP Paribas	PHLX Semiconductor Sector Index	1,645	668,937	(0.563%)	8/16/2012	31,996
BNP Paribas	PHLX Semiconductor Sector Index	44,090	17,971,595	(0.563%)	9/20/2012	903,326

			$47,696,761			$3,606,155

Direxion Daily Energy Bull 3X Shares
Schedule of Investments
July 31, 2011 (Unaudited)

Shares		Value
COMMON STOCKS - 31.1%
Energy Equipment & Services - 6.1%
3,177	Atwood Oceanics, Inc.*	$148,366
24,417	Baker Hughes, Inc.	1,889,387
13,773	Cameron International Corp.*	770,462
1,105	CARBO Ceramics, Inc.	172,457
2,538	Core Laboratories NV	275,830
3,880	Diamond Offshore Drilling, Inc.	263,180
4,521	Dresser-Rand Group, Inc.*	241,512
13,503	FMC Technologies, Inc.*	615,737
51,372	Halliburton Co.	2,811,590
5,310	Helmerich & Payne, Inc.	366,656
16,118	Nabors Industries Ltd.*	425,676
23,728	National Oilwell Varco, Inc.	1,911,765
6,083	Oceaneering International, Inc.	262,786
2,932	Oil States International, Inc.*	236,612
8,734	Patterson-UTI Energy, Inc.	284,117
7,125	Rowan Cos., Inc.*	279,086
2,375	RPC, Inc.	56,097
76,229	Schlumberger Ltd.	6,888,815
1,218	SEACOR Holdings, Inc.	122,238
4,437	Superior Energy Services, Inc.*	184,091
2,304	Unit Corp.*	138,263

		18,344,723

Metals & Mining - 0.1%
3,454	Walter Energy, Inc.	423,357

Oil & Gas - 0.4%
2,547	HollyFrontier Corp.	192,018
19,955	Marathon Petroleum Corp.*	873,830

		1,065,848

Oil, Gas & Consumable Fuels - 24.3%
12,691	Alpha Natural Resources, Inc.*	542,033
27,979	Anadarko Petroleum Corp.	2,309,946
21,572	Apache Corp.	2,668,888
11,466	Arch Coal, Inc.	293,530
6,516	Brigham Exploration Co.*	207,209
5,865	Cabot Oil & Gas Corp.	434,479
36,969	Chesapeake Energy Corp.	1,269,885
112,922	Chevron Corp.	11,746,146
4,827	Cimarex Energy Co.	425,355
6,625	Cobalt International Energy, Inc.*	81,620
5,874	Concho Resources, Inc.*	549,689
79,363	ConocoPhillips	5,713,342
12,694	CONSOL Energy, Inc.	680,398
2,281	Continental Resources, Inc.*	156,454
22,574	Denbury Resources, Inc.*	436,130
23,667	Devon Energy Corp.	1,862,593
43,191	El Paso Corp.	887,575
15,079	EOG Resources, Inc.	1,538,058
7,540	EQT Corp.	478,639
8,395	EXCO Resources, Inc.	133,564
276,823	Exxon Mobil Corp.	22,087,707
6,404	Forest Oil Corp.*	166,504
17,126	Hess Corp.	1,174,159
9,619	Kinder Morgan, Inc.	271,544
1,833	Kosmos Energy Ltd.*	27,843
40,016	Marathon Oil Corp.	1,239,295
10,930	Murphy Oil Corp.	701,925
7,554	Newfield Exploration Co.*	509,291
9,945	Noble Energy, Inc.	991,318
45,670	Occidental Petroleum Corp.	4,483,881
15,226	Peabody Energy Corp.	875,038
17,100	Petrohawk Energy Corp.*	653,049
6,554	Pioneer Natural Resources Co.	609,456
7,861	Plains Exploration & Production Co.*	306,658
9,885	QEP Resources, Inc.	433,259
6,677	Quicksilver Resources, Inc.*	94,480
9,072	Range Resources Corp.	591,131
23,057	SandRidge Energy, Inc.*	265,617
3,516	SM Energy Co.	264,931
19,510	Southwestern Energy Co.*	869,366
36,470	Spectra Energy Corp.	985,419
6,763	Sunoco, Inc.	274,916
8,009	Tesoro Corp.*	194,539
8,616	Ultra Petroleum Corp.*	403,401
31,998	Valero Energy Corp.	803,790
6,636	Whiting Petroleum Corp.*	388,870
33,102	Williams Cos., Inc.	1,049,333

		73,132,253

Semiconductors & Semiconductor Equipment - 0.2%
3,339	First Solar, Inc.*	394,770
5,514	SunPower Corp. Class A*	108,240

		503,010

	TOTAL COMMON STOCKS (Cost $96,593,278) (a)	$93,469,191

	TOTAL INVESTMENTS (Cost $96,593,278) - 31.1%	$93,469,191
	Other Assets in Excess of Liabilities - 68.9% (b)	206,953,927

	TOTAL NET ASSETS - 100.0%	$300,423,118

Percentages are stated as a percent of net assets.

(*)	Non-income producing security.

(a)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $58,140,925.

(b)	Includes $134,468,319 cash segregated as collateral for swap contracts at July 31, 2011.

Direxion Daily Energy Bull 3X Shares
Swap Equity Contracts
July 31, 2011 (Unaudited)

				Interest		Unrealized
		Number of	Notional	Rate	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Received	Date	(Depreciation)
Citibank N.A.	Russell 1000® Energy Index	112,000	$78,647,446	0.437%	12/28/2011	$17,107,074
Morgan Stanley Capital Services	Russell 1000® Energy Index	172,870	143,274,697	0.337%	2/22/2012	5,120,267
BNP Paribas	Russell 1000® Energy Index	69,600	59,100,674	0.437%	4/19/2012	85,320
BNP Paribas	Russell 1000® Energy Index	106,225	89,710,063	0.437%	6/21/2012	667,427
BNP Paribas	Russell 1000® Energy Index	27,450	22,608,902	0.437%	7/19/2012	712,549
Credit Suisse Capital, LLC	Russell 1000® Energy Index	348,425	283,341,565	0.337%	7/27/2012	13,230,169
BNP Paribas	Russell 1000® Energy Index	3,700	3,170,831	0.437%	9/20/2012	(34,161)
Deutsche Bank AG London	Russell 1000® Energy Index	112,580	94,076,522	0.437%	12/16/2014	1,412,136

			$773,930,700			$38,300,781

Direxion Daily Energy Bear 3X Shares
Schedule of Investments
July 31, 2011 (Unaudited)
As of July 31, 2011, the Fund had no reportable holdings

Value
Other Assets in Excess of Liabilities - 100.0% (a)	$96,650,205

TOTAL NET ASSETS - 100.0%	$96,650,205

Percentages are stated as a percent of net assets.

(a)	Includes $66,988,153 cash segregated as collateral for swap contracts at July 31, 2011.
Direxion Daily Energy Bear 3X Shares
Short Equity Swap Contracts
July 31, 2011 (Unaudited)

		Number		Interest		Unrealized
		of	Notional	Rate	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Paid	Date	(Depreciation)
Citibank N.A.	Russell 1000® Energy Index	7,000	$5,957,558	(0.413%)	12/28/2011	$(10,704)
BNP Paribas	Russell 1000® Energy Index	11,515	10,215,792	(0.513%)	6/21/2012	394,772
Credit Suisse Capital, LLC	Russell 1000® Energy Index	160,640	132,301,723	(0.063%)	7/11/2012	(4,135,087)
BNP Paribas	Russell 1000® Energy Index	29,050	23,838,266	(0.513%)	7/19/2012	(866,407)
Morgan Stanley Capital Services	Russell 1000® Energy Index	60,470	52,286,057	(0.163%)	8/21/2012	996,187
BNP Paribas	Russell 1000® Energy Index	8,950	7,666,916	(0.513%)	9/20/2012	78,957
Deutsche Bank AG London	Russell 1000® Energy Index	64,405	53,803,763	(0.313%)	12/16/2014	(838,948)

			$286,070,075			$(4,381,230)

Direxion Daily Financial Bull 3X Shares
Schedule of Investments
July 31, 2011 (Unaudited)

Shares		Value
COMMON STOCKS - 17.8%
Capital Markets - 2.4%
6,836	Affiliated Managers Group, Inc.*	$713,200
46,432	American Capital Ltd.*	448,997
31,894	Ameriprise Financial, Inc.	1,725,465
26,935	Ares Capital Corp.	434,731
163,465	Bank of New York Mellon Corp.	4,104,606
12,090	BlackRock, Inc.	2,157,581
132,149	Charles Schwab Corp.	1,972,985
33,054	E*Trade Financial Corp.*	524,898
15,620	Eaton Vance Corp.	418,928
11,877	Federated Investors, Inc. Class B	253,812
19,075	Franklin Resources, Inc.	2,421,762
68,132	Goldman Sachs Group, Inc.	9,195,776
3,932	Greenhill & Co., Inc.	173,165
60,814	Invesco Ltd.	1,348,855
24,533	Janus Capital Group, Inc.	207,059
17,786	Jefferies Group, Inc.	336,333
14,593	Lazard Ltd. Class A	490,325
19,585	Legg Mason, Inc.	576,191
4,516	LPL Investment Holdings, Inc.*	149,254
203,353	Morgan Stanley	4,524,604
28,594	Northern Trust Corp.	1,284,014
13,383	Raymond James Financial, Inc.	425,044
19,164	SEI Investments Co.	379,064
66,339	State Street Corp.	2,751,078
34,184	T. Rowe Price Group, Inc.	1,941,651
28,823	TD Ameritrade Holding Corp.	529,190
11,352	Waddell & Reed Financial, Inc. Class A	416,618

		39,905,186

Commercial Banks - 2.8%
22,823	Associated Banc-Corp.	311,534
6,279	Bank of Hawaii Corp.	281,362
91,677	BB&T Corp.	2,354,265
3,347	BOK Financial Corp.	182,278
42,521	CapitalSource, Inc.	274,686
26,390	CIT Group, Inc.*	1,048,738
6,109	City National Corp.	327,931
23,289	Comerica, Inc.	745,947
9,749	Commerce Bancshares, Inc.	398,831
7,018	Cullen/Frost Bankers, Inc.	378,130
19,579	East West Bancorp, Inc.	363,386
120,963	Fifth Third Bancorp	1,530,182
724	First Citizens BancShares, Inc. Class A	130,407
34,662	First Horizon National Corp.	311,611
9,641	First Republic Bank*	273,033
26,205	Fulton Financial Corp.	265,981
113,680	Huntington Bancshares, Inc.	687,196
125,140	KeyCorp	1,006,126
16,530	M&T Bank Corp.	1,425,547
69,286	PNC Financial Services Group, Inc.	3,761,537
134,764	Popular, Inc.*	323,434
165,420	Regions Financial Corp.	1,007,408
70,651	SunTrust Banks, Inc.	1,730,243
103,393	Synovus Financial Corp.	189,209
20,915	TCF Financial Corp.	266,039
253,625	U.S. Bancorp	6,609,467
22,356	Valley National Bancorp	293,981
647,487	Wells Fargo & Co.	18,090,787
24,178	Zions Bancorporation	529,498

		45,098,774

Consumer Finance - 0.8%
138,324	American Express Co.	6,921,733
60,459	Capital One Financial Corp.	2,889,940
71,811	Discover Financial Services	1,839,080
2,934	Green Dot Corp. Class A*	95,149
69,403	SLM Corp.	1,081,993

		12,827,895

Diversified Financial Services - 3.5%
1,333,853	Bank of America Corp.	12,951,713
6,958	CBOE Holdings, Inc.	160,312
382,525	Citigroup, Inc.	14,666,009
8,820	CME Group, Inc.	2,550,656
4,799	Interactive Brokers Group, Inc. Class A	72,657
9,705	IntercontinentalExchange, Inc.*	1,196,627
523,091	JPMorgan Chase & Co.	21,159,031
26,035	Leucadia National Corp.	876,598
26,212	Moody’s Corp.	933,409
15,816	MSCI, Inc. Class A*	561,310
16,289	NASDAQ OMX Group, Inc.*	392,076
34,450	NYSE Euronext	1,152,697

		56,673,095

Insurance - 4.0%
44,423	ACE Ltd.	2,975,453
61,558	Aflac, Inc.	2,835,361
843	Alleghany Corp.*	277,693
4,999	Allied World Assurance Co. Holdings AG	272,196
68,834	Allstate Corp.	1,908,078
10,574	American Financial Group, Inc.	359,305
58,196	American International Group, Inc.*	1,670,225
927	American National Insurance Co.	69,469
43,498	Aon Corp.	2,093,124
17,362	Arch Capital Group Ltd.*	586,836
14,547	Arthur J. Gallagher & Co.	409,062
9,312	Aspen Insurance Holdings Ltd.	241,181
12,727	Assurant, Inc.	453,336
24,268	Assured Guaranty Ltd.	343,392
17,044	Axis Capital Holdings Ltd.	543,192
230,460	Berkshire Hathaway, Inc. Class B*	17,093,218
15,317	Brown & Brown, Inc.	334,064
38,491	Chubb Corp.	2,404,918
19,274	Cincinnati Financial Corp.	526,758

Direxion Daily Financial Bull 3X Shares
Schedule of Investments
July 31, 2011 (Unaudited)

Shares		Value
Insurance (continued)
3,511	CNA Financial Corp.	$96,693
5,320	Endurance Specialty Holdings Ltd.	216,737
3,613	Erie Indemnity Co. Class A	266,278
6,042	Everest Re Group Ltd.	496,169
29,389	Fidelity National Financial, Inc. Class A	479,041
64,569	Genworth Financial, Inc. Class A*	537,214
5,991	Hanover Insurance Group, Inc.	216,934
58,592	Hartford Financial Services Group, Inc.	1,372,225
14,990	HCC Insurance Holdings, Inc.	451,649
41,247	Lincoln National Corp.	1,093,045
41,703	Loews Corp.	1,662,699
1,274	Markel Corp.*	510,135
72,172	Marsh & McLennan Cos., Inc.	2,128,352
19,434	MBIA, Inc.*	178,793
3,521	Mercury General Corp.	130,770
108,144	MetLife, Inc.	4,456,614
34,134	Old Republic International Corp.	356,359
8,866	PartnerRe Ltd.	592,426
42,274	Principal Financial Group, Inc.	1,168,031
86,336	Progressive Corp.	1,699,092
11,286	Protective Life Corp.	239,940
63,994	Prudential Financial, Inc.	3,755,168
9,743	Reinsurance Group of America, Inc.	567,140
6,804	RenaissanceRe Holdings Ltd.	473,490
5,971	StanCorp Financial Group, Inc.	198,595
15,029	Torchmark Corp.	607,021
8,238	Transatlantic Holdings, Inc.	421,868
55,164	Travelers Cos., Inc.	3,041,191
6,570	Unitrin, Inc.	185,077
40,499	Unum Group	987,771
10,132	Validus Holdings Ltd.	269,410
15,052	W.R. Berkley Corp.	463,451
927	White Mountains Insurance Group Ltd.	390,629
40,720	XL Group PLC	835,574

		65,942,442

IT Services - 1.0%
6,730	Alliance Data Systems Corp.*	661,828
16,258	Broadridge Financial Solutions, Inc.	374,909
12,770	CoreLogic, Inc.*	201,511
34,564	Fidelity National Information Services, Inc.	1,037,611
18,888	Fiserv, Inc.*	1,140,080
1,963	FleetCor Technologies, Inc.*	58,183
10,540	Global Payments, Inc.	499,701
11,353	Lender Processing Services, Inc.	213,777
14,108	MasterCard, Inc. Class A	4,278,251
21,332	Total System Services, Inc.	396,989
68,833	Visa, Inc. Class A	5,887,975
83,207	Western Union Co.	1,615,048

		16,365,863

Media - 0.1%
3,222	Morningstar, Inc.	200,924
49,505	Thomson Reuters Corp.	1,704,457

		1,905,381

Professional Services - 0.1%
6,509	Dun & Bradstreet Corp.	472,228
16,229	Equifax, Inc.	557,628

		1,029,856

Real Estate Investment Trusts - 2.8%
8,110	Alexandria Real Estate Equities, Inc.	665,020
22,067	American Capital Agency Corp.	616,111
121,132	Annaly Capital Management, Inc.	2,032,595
15,752	Apartment Investment & Management Co. Class A	430,030
11,507	AvalonBay Communities, Inc.	1,544,124
19,148	Boston Properties, Inc.	2,055,729
17,820	Brandywine Realty Trust	213,662
9,817	BRE Properties, Inc.	515,196
9,251	Camden Property Trust	620,465
135,186	Chimera Investment Corp.	416,373
10,684	CommonWealth REIT	252,356
9,344	Corporate Office Properties Trust	290,318
28,426	Developers Diversified Realty Corp.	415,304
12,534	Digital Realty Trust, Inc.	767,206
16,366	Douglas Emmett, Inc.	327,320
33,232	Duke Realty Corp.	466,577
38,762	Equity Residential	2,396,267
4,285	Essex Property Trust, Inc.	601,443
8,214	Federal Realty Investment Trust	717,411
74,172	General Growth Properties, Inc.	1,246,831
53,458	HCP, Inc.	1,963,512
23,287	Health Care REIT, Inc.	1,229,088
16,266	Hospitality Properties Trust	410,716
90,344	Host Hotels & Resorts, Inc.	1,431,952
53,550	Kimco Realty Corp.	1,019,056
15,135	Liberty Property Trust	513,985
17,253	Macerich Co.	916,652
11,470	Mack-Cali Realty Corp.	381,607
22,765	Piedmont Office Realty Trust, Inc. Class A	467,821
21,323	Plum Creek Timber Co., Inc.	814,965
59,367	Prologis, Inc.	2,115,246
18,508	Public Storage	2,214,112
10,706	Rayonier, Inc.	690,002
16,668	Realty Income Corp.	541,043
11,827	Regency Centers Corp.	531,269
19,831	Senior Housing Properties Trust	474,754
38,631	Simon Property Group, Inc.	4,655,422
10,634	SL Green Realty Corp.	872,201
7,340	Taubman Centers, Inc.	439,666

Direxion Daily Financial Bull 3X Shares
Schedule of Investments
July 31, 2011 (Unaudited)

Shares		Value
Real Estate Investment Trusts (continued)
27,765	UDR, Inc.	$730,497
33,375	Ventas, Inc.	1,806,589
24,277	Vornado Realty Trust	2,271,113
15,878	Weingarten Realty Investors	408,382
70,880	Weyerhaeuser Co.	1,416,891

		44,906,879

Real Estate Management & Development - 0.1%
38,452	CB Richard Ellis Group, Inc. Class A*	838,254
18,073	Forest City Enterprises, Inc. Class A*	325,495
2,812	Howard Hughes Corp.*	170,013
5,679	Jones Lang LaSalle, Inc.	483,396
8,560	St. Joe Co.*	151,598

		1,968,756

Software - 0.0%†
6,064	Factset Research Systems, Inc.	558,434

Thrifts & Mortgage Finance - 0.2%
4,430	BankUnited	110,352
22,058	Capitol Federal Financial, Inc.	252,344
39,917	First Niagara Financial Group, Inc.	488,983
62,319	Hudson City Bancorp, Inc.	514,132
57,557	New York Community Bancorp, Inc.	778,746
49,546	People’s United Financial, Inc.	628,243
10,523	TFS Financial Corp.*	99,337
14,610	Washington Federal, Inc.	247,055

		3,119,192

	TOTAL COMMON STOCKS (Cost $306,345,072) (a)	$290,301,753

	TOTAL INVESTMENTS (Cost $306,345,072) - 17.8%	$290,301,753
	Other Assets in Excess of Liabilities - 82.2% (b)	1,341,925,412

	TOTAL NET ASSETS - 100.0%	$1,632,227,165

Percentages are stated as a percent of net assets.

REIT — Real Estate Investment Trust.

(*)	Non-Income producing security.

(†)	Less than 0.05%.

(a)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $126,005,540.

(b)	Includes $1,056,182,837 cash segregated as collateral for swap contracts at July 31, 2011.

Direxion Daily Financial Bull 3X Shares
Swap Equity Contracts
July 31, 2011 (Unaudited)

				Interest		Unrealized
		Number of	Notional	Rate	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Received	Date	(Depreciation)
BNP Paribas	Russell 1000® Financial Services Index	637,800	$501,189,723	0.437%	12/22/2011	$14,978,186
Citibank N.A.	Russell 1000® Financial Services Index	485,000	375,448,925	0.887%	12/28/2011	15,642,222
BNP Paribas	Russell 1000® Financial Services Index	100,000	77,915,580	0.437%	2/16/2012	2,895,176
Morgan Stanley Capital Services	Russell 1000® Financial Services Index	820,000	704,616,474	0.787%	2/22/2012	(44,237,094)
Merrill Lynch International	Russell 1000® Financial Services Index	937,900	782,050,283	0.487%	3/26/2012	(28,827,824)
Credit Suisse Capital, LLC	Russell 1000® Financial Services Index	1,570,300	1,325,230,404	0.457%	6/25/2012	(63,827,977)
BNP Paribas	Russell 1000® Financial Services Index	66,800	53,983,859	0.437%	7/19/2012	(330,425)
BNP Paribas	Russell 1000® Financial Services Index	50,000	40,397,578	0.437%	9/20/2012	(311,019)
Deutsche Bank AG London	Russell 1000® Financial Services Index	1,078,300	878,164,337	0.387%	7/17/2014	(13,566,712)

			$4,738,997,163			$(117,585,467)

Direxion Daily Financial Bear 3X Shares
Schedules of Investments
July 31, 2011 (Unaudited)
As of July 31, 2011, the Fund had no reportable holdings.

Value
Other Assets in Excess of Liabilities - 100.0% (a)	$651,268,743

TOTAL NET ASSETS - 100.0%	$651,268,743

Percentages are stated as a percent of net assets.

(a)	Includes $395,848,103 cash segregated as collateral for swap contracts at July 31, 2011.
Direxion Daily Financial Bear 3X Shares
Short Equity Swap Contracts
July 31, 2011 (Unaudited)

		Number		Interest		Unrealized
		of	Notional	Rate	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Paid	Date	(Depreciation)
Citibank N.A.	Russell 1000® Financial Services Index	283,000	$227,515,328	(0.763%)	12/29/2011	$(3,718,318)
Morgan Stanley Capital Services	Russell 1000® Financial Services Index	239,100	196,292,934	(0.913%)	2/22/2012	2,807,447
BNP Paribas	Russell 1000® Financial Services Index	74,200	64,778,012	(0.613%)	3/22/2012	4,606,639
Merrill Lynch International	Russell 1000® Financial Services Index	416,700	338,434,592	(0.563%)	3/26/2012	3,838,026
BNP Paribas	Russell 1000® Financial Services Index	195,300	170,966,573	(0.613%)	4/19/2012	12,818,038
Credit Suisse Capital, LLC	Russell 1000® Financial Services Index	676,000	583,365,129	(0.363%)	7/11/2012	37,623,529
BNP Paribas	Russell 1000® Financial Services Index	42,500	34,355,228	(0.613%)	7/19/2012	159,193
BNP Paribas	Russell 1000® Financial Services Index	50,000	40,801,338	(0.613%)	8/16/2012	690,157
Deutsche Bank AG London	Russell 1000® Financial Services Index	460,500	375,065,531	(0.313%)	6/25/2014	5,802,730

			$2,031,574,665			$64,627,441

Direxion Daily Real Estate Bull 3X Shares
Schedule of Investments
July 31, 2011 (Unaudited)

Shares		Value
COMMON STOCKS - 26.7%
Real Estate Investment Trusts - 26.7%
3,657	Acadia Realty Trust	$76,760
208	Alexander’s, Inc.	83,408
5,503	Alexandria Real Estate Equities, Inc.	451,246
6,068	American Campus Communities, Inc.	225,851
10,635	Apartment Investment & Management Co. Class A	290,335
4,941	Ashford Hospitality Trust, Inc.	53,857
3,759	Associated Estates Realty Corp.	68,226
7,751	AvalonBay Communities, Inc.	1,040,107
11,891	BioMed Realty Trust, Inc.	233,301
12,731	Boston Properties, Inc.	1,366,800
12,217	Brandywine Realty Trust	146,482
6,674	BRE Properties, Inc.	350,251
6,241	Camden Property Trust	418,584
5,862	CapLease, Inc.	26,086
11,920	CBL & Associates Properties, Inc.	211,699
5,416	Cedar Shopping Centers, Inc.	26,863
2,685	Chesapeake Lodging Trust	44,302
6,705	Colonial Properties Trust	144,493
7,455	CommonWealth REIT	176,087
6,461	Corporate Office Properties Trust	200,743
8,458	Cousins Properties, Inc.	71,978
19,705	DCT Industrial Trust, Inc.	106,801
19,785	Developers Diversified Realty Corp.	289,059
15,045	DiamondRock Hospitality Co.	153,760
8,220	Digital Realty Trust, Inc.	503,146
10,099	Douglas Emmett, Inc.	201,980
22,910	Duke Realty Corp.	321,656
5,418	DuPont Fabros Technology, Inc.	138,105
2,451	EastGroup Properties, Inc.	109,118
6,401	Education Realty Trust, Inc.	56,201
4,229	Entertainment Properties Trust	196,606
3,230	Equity Lifestyle Properties, Inc.	210,467
4,655	Equity One, Inc.	90,307
25,847	Equity Residential	1,597,862
2,847	Essex Property Trust, Inc.	399,605
7,988	Extra Space Storage, Inc.	169,825
5,590	Federal Realty Investment Trust	488,231
10,434	FelCor Lodging Trust, Inc.*	53,631
6,705	First Industrial Realty Trust, Inc.*	79,454
4,401	First Potomac Realty Trust	68,744
6,529	Franklin Street Properties Corp.	82,331
39,351	General Growth Properties, Inc.	661,490
2,396	Getty Realty Corp.	55,587
8,909	Glimcher Realty Trust	87,754
3,415	Government Properties, Income Trust	84,453
36,486	HCP, Inc.	1,340,131
15,638	Health Care REIT, Inc.	825,374
5,854	Healthcare Realty Trust, Inc.	114,738
13,832	Hersha Hospitality Trust	72,480
6,511	Highwoods Properties, Inc.	224,174
3,420	Home Properties, Inc.	224,078
11,218	Hospitality Properties Trust	283,254
60,513	Host Hotels & Resorts, Inc.	959,131
1,773	Hudson Pacific Properties, Inc.	27,038
7,121	Inland Real Estate Corp.	62,807
7,139	Investors Real Estate Trust	58,040
5,241	Kilroy Realty Corp.	202,198
36,888	Kimco Realty Corp.	701,979
5,756	Kite Realty Group Trust	26,132
7,373	LaSalle Hotel Properties	184,399
12,867	Lexington Realty Trust	108,083
10,377	Liberty Property Trust	352,403
2,711	LTC Properties, Inc.	73,604
11,824	Macerich Co.	628,209
7,226	Mack-Cali Realty Corp.	240,409
10,112	Medical Properties Trust, Inc.	118,917
3,107	Mid-America Apartment Communities, Inc.	219,944
2,265	National Health Investors, Inc.	103,035
7,586	National Retail Properties, Inc.	190,333
8,950	OMEGA Healthcare Investors, Inc.	175,778
1,991	Parkway Properties, Inc.	35,101
4,496	Pebblebrook Hotel Trust	88,886
4,781	Pennsylvania Real Estate Investment Trust	69,803
12,083	Piedmont Office Realty Trust, Inc. Class A	248,306
4,433	Post Properties, Inc.	187,959
41,201	Prologis, Inc.	1,467,992
1,790	PS Business Parks, Inc.	101,690
13,155	Public Storage	1,573,733
3,275	Ramco-Gershenson Properties Trust	40,184
11,423	Realty Income Corp.	370,791
7,439	Regency Centers Corp.	334,160
3,800	Retail Opportunity Investments Corp.	42,256
3,215	Sabra Health Care REIT, Inc.	46,328
1,259	Saul Centers, Inc.	49,668
13,819	Senior Housing Properties Trust	330,827
26,618	Simon Property Group, Inc.	3,207,735
7,111	SL Green Realty Corp.	583,244
2,511	Sovran Self Storage, Inc.	101,821
13,750	Strategic Hotels & Resorts, Inc.*	93,500
1,603	Sun Communities, Inc.	61,347
10,724	Sunstone Hotel Investors, Inc.*	95,551
7,359	Tanger Factory Outlet Centers, Inc.	202,005
4,968	Taubman Centers, Inc.	297,583
19,450	UDR, Inc.	511,729
1,078	Universal Health Realty Income Trust	44,424
1,891	Urstadt Biddle Properties, Inc. Class A	33,546
7,842	U-Store-It Trust	83,517
24,875	Ventas, Inc.	1,346,484
14,940	Vornado Realty Trust	1,397,637
5,825	Washington Real Estate Investment Trust	186,516
10,394	Weingarten Realty Investors	267,334
2,623	Winthrop Realty Trust	29,010

		32,960,967

Direxion Daily Real Estate Bull 3X Shares
Schedule of Investments
July 31, 2011 (Unaudited)

Shares		Value
	TOTAL COMMON STOCKS (Cost $32,996,292) (a)	$32,960,967

	TOTAL INVESTMENTS (Cost $32,996,292) - 26.7%	$32,960,967
	Other Assets in Excess of Liabilities - 73.3% (b)	90,640,515

	TOTAL NET ASSETS - 100.0%	$123,601,482

Percentages are stated as a percent of net assets.

REIT	— Real Estate Investment Trust.

(*)	Non-Income producing security.

(a)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $32,947,278.

(b)	Includes $57,645,789 cash segregated as collateral for swap contracts at July 31, 2011.
Direxion Daily Real Estate Bull 3X Shares
Swap Equity Contracts
July 31, 2011 (Unaudited)

				Interest		Unrealized
		Number of	Notional	Rate	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Received	Date	(Depreciation)
Merrill Lynch International	MSCI US REIT IndexSM	29,905	$25,003,730	0.687%	3/26/2012	$143,996
BNP Paribas	MSCI US REIT IndexSM	23,245	19,444,276	0.437%	6/21/2012	134,255
Credit Suisse Capital, LLC	MSCI US REIT IndexSM	141,865	118,190,427	0.387%	6/25/2012	715,752
BNP Paribas	MSCI US REIT IndexSM	8,405	7,023,851	0.437%	7/19/2012	40,720
Morgan Stanley Capital Services	MSCI US REIT IndexSM	45,150	38,547,955	0.387%	8/7/2012	(755,107)
BNP Paribas	MSCI US REIT IndexSM	24,005	19,848,786	0.437%	8/16/2012	285,948
Deutsche Bank AG London	MSCI US REIT IndexSM	131,235	106,694,165	0.387%	7/17/2014	4,204,782

			$334,753,190			$4,770,346

Direxion Daily Real Estate Bear 3X Shares
Schedule of Investments
July 31, 2011 (Unaudited)
As of July 31, 2011, the Fund had no reportable holdings.

Value
Other Assets in Excess of Liabilities - 100.0% (a)	$40,822,284

TOTAL NET ASSETS - 100.0%	$40,822,284

Percentages are stated as a percent of net assets.

(a)	Includes $40,822,284 cash segregated as collateral for swap contracts at July 31, 2011.
Direxion Daily Real Estate Bear 3X Shares
Short Equity Swap Contracts
July 31, 2011 (Unaudited)

		Number		Interest		Unrealized
		of	Notional	Rate	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Paid	Date	(Depreciation)
Merrill Lynch International	MSCI US REIT IndexSM	8,080	$6,704,739	(0.713%)	3/26/2012	$(127,006)
BNP Paribas	MSCI US REIT IndexSM	455	384,739	(0.763%)	6/21/2012	364
Morgan Stanley Capital Services	MSCI US REIT IndexSM	43,050	34,880,978	(0.713%)	7/16/2012	(1,304,544)
BNP Paribas	MSCI US REIT IndexSM	24,915	20,678,458	(0.763%)	7/19/2012	(307,106)
BNP Paribas	MSCI US REIT IndexSM	10,305	8,186,200	(0.763%)	8/16/2012	(477,068)
Credit Suisse Capital, LLC	MSCI US REIT IndexSM	46,730	39,271,627	(0.713%)	8/23/2012	152,232
Deutsche Bank AG London	MSCI US REIT IndexSM	12,845	10,388,294	(0.713%)	7/17/2014	(508,978)

			$120,495,035			$(2,572,106)

Direxion Daily Technology Bull 3X Shares
Schedule of Investments
July 31, 2011 (Unaudited)

Shares		Value
COMMON STOCKS - 13.8%
Communications Equipment - 1.5%
615	Acme Packet, Inc.*	$36,236
5,449	Brocade Communications Systems, Inc.*	29,861
1,095	Ciena Corp.*	16,929
63,410	Cisco Systems, Inc.	1,012,658
440	EchoStar Corp. Class A*	14,722
934	F5 Networks, Inc.*	87,310
1,466	Harris Corp.	58,449
2,611	JDS Uniphase Corp.*	34,335
6,145	Juniper Networks, Inc.*	143,732
3,006	Motorola Mobility Holdings, Inc.*	67,274
3,469	Motorola Solutions, Inc.*	155,723
2,034	Polycom, Inc.*	54,979
19,246	QUALCOMM, Inc.	1,054,296
1,770	Riverbed Technology, Inc.*	50,675
4,191	Tellabs, Inc.	17,351

		2,834,530

Computers & Peripherals - 3.5%
10,658	Apple, Inc.*	4,161,736
18,891	Dell, Inc.*	306,790
753	Diebold, Inc.	22,771
23,719	EMC Corp.*	618,591
24,947	Hewlett-Packard Co.	877,136
1,829	NCR Corp.*	36,489
4,239	NetApp, Inc.*	201,437
1,211	QLogic Corp.*	18,371
2,749	SanDisk Corp.*	116,915
2,674	Western Digital Corp.*	92,146

		6,452,382

Electronic Equipment, Instruments & Components - 0.4%
2,031	Amphenol Corp. Class A	99,296
1,330	Arrow Electronics, Inc.*	46,217
1,760	Avnet, Inc.*	51,568
555	AVX Corp.	7,726
18,102	Corning, Inc.	288,003
613	Dolby Laboratories, Inc. Class A*	25,967
1,858	Ingram Micro, Inc. Class A*	34,466
317	IPG Photonics Corp.*	19,080
2,220	Jabil Circuit, Inc.	40,648
1,556	Molex, Inc.	36,535
541	Tech Data Corp.*	25,248
1,755	Vishay Intertechnology, Inc.*	24,166

		698,920

Internet Software & Services - 1.2%
2,157	Akamai Technologies, Inc.*	52,243
1,234	AOL, Inc.*	21,200
537	Equinix, Inc.*	56,100
2,901	Google, Inc. Class A*	1,751,305
928	IAC/InterActiveCorp*	38,410
101	LinkedIn Corp. Class A*	10,204
1,190	Rackspace Hosting, Inc.*	47,600
1,946	VeriSign, Inc.	60,735
15,022	Yahoo!, Inc.*	196,788

		2,234,585

IT Services - 1.7%
2,140	Amdocs Ltd.*	67,474
3,500	Cognizant Technology Solutions Corp. Class A*	244,545
1,787	Computer Sciences Corp.	63,045
400	DST Systems, Inc.	20,476
1,124	Gartner, Inc.*	41,487
13,963	International Business Machines Corp.	2,539,172
848	NeuStar, Inc. Class A*	22,082
3,327	SAIC, Inc.*	53,332
1,942	Teradata Corp.*	106,732
1,029	VeriFone Systems, Inc.*	40,512

		3,198,857

Semiconductors & Semiconductor Equipment - 2.1%
7,086	Advanced Micro Devices, Inc.*	52,011
3,717	Altera Corp.	151,951
3,454	Analog Devices, Inc.	118,818
15,200	Applied Materials, Inc.	187,264
5,269	Atmel Corp.*	63,755
2,205	Avago Technologies Ltd.	74,154
6,177	Broadcom Corp. Class A*	228,981
1,265	Cree, Inc.*	41,568
1,936	Cypress Semiconductor Corp.*	39,843
1,471	Fairchild Semiconductor International, Inc.*	22,080
502	Freescale Semiconductor Holdings I Ltd.*	8,198
61,120	Intel Corp.	1,364,810
799	International Rectifier Corp.*	20,526
1,446	Intersil Corp. Class A	17,424
1,932	KLA-Tencor Corp.	76,932
1,433	Lam Research Corp.*	58,581
2,623	Linear Technology Corp.	76,854
6,983	LSI Corp.*	51,395
5,860	Marvell Technology Group Ltd.*	86,845
3,403	Maxim Integrated Products, Inc.	78,133
2,652	MEMC Electronic Materials, Inc.*	19,678
2,198	Microchip Technology, Inc.	74,182
9,997	Micron Technology, Inc.*	73,678
2,900	National Semiconductor Corp.	71,688
1,028	Novellus Systems, Inc.*	31,909
6,922	NVIDIA Corp.*	95,731
5,124	ON Semiconductor Corp.*	44,528
2,687	PMC — Sierra, Inc.*	18,782
515	Silicon Laboratories, Inc.*	18,236
2,177	Skyworks Solutions, Inc.*	55,100
2,134	Teradyne, Inc.*	28,788
13,386	Texas Instruments, Inc.	398,233
867	Varian Semiconductor Equipment Associates, Inc.*	52,662
3,064	Xilinx, Inc.	98,354

		3,901,672

Software - 3.1%
4,880	Activision Blizzard, Inc.	57,779
5,816	Adobe Systems, Inc.*	161,219
1,061	ANSYS, Inc.*	53,687

Direxion Daily Technology Bull 3X Shares
Schedule of Investments
July 31, 2011 (Unaudited)

Shares		Value
Software (continued) - 3.1%
1,116	Ariba, Inc.*	$36,906
2,647	Autodesk, Inc.*	91,057
2,038	BMC Software, Inc.*	88,082
4,420	CA, Inc.	98,566
3,101	Cadence Design Systems, Inc.*	32,033
2,165	Citrix Systems, Inc.*	155,967
2,516	Compuware Corp.*	24,305
3,830	Electronic Arts, Inc.*	85,217
1,381	Fortinet, Inc.*	28,062
1,220	Informatica Corp.*	62,379
3,487	Intuit, Inc.*	162,843
934	MICROS Systems, Inc.*	45,738
85,548	Microsoft Corp.	2,344,015
2,745	Nuance Communications, Inc.*	54,927
44,276	Oracle Corp.	1,353,960
2,223	Red Hat, Inc.*	93,544
1,304	Rovi Corp.*	69,073
1,548	Salesforce.com, Inc.*	224,011
811	Solera Holdings, Inc.	45,319
8,711	Symantec Corp.*	166,032
1,911	TIBCO Software, Inc.*	49,762
977	VMware, Inc. Class A*	98,032

		5,682,515

Wireless Telecommunication Services - 0.3%
4,568	American Tower Corp. Class A*	239,957
3,347	Crown Castle International Corp.*	145,260
1,309	SBA Communications Corp. Class A*	49,964

		435,181

	TOTAL COMMON STOCKS (Cost $26,890,190) (a)	$25,438,642

	TOTAL INVESTMENTS (Cost $26,890,190) - 13.8%	$25,438,642
	Other Assets in Excess of Liabilities - 86.2% (b)	159,146,960

	TOTAL NET ASSETS - 100.0%	$184,585,602

Percentages are stated as a percent of net assets.

(*)	Non-Income producing security.

(a)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $18,574,775.

(b)	Includes $97,103,293 cash segregated as collateral for swap contracts at July 31, 2011.

Direxion Daily Technology Bull 3X Shares
Swap Equity Contracts
July 31, 2011 (Unaudited)

				Interest		Unrealized
		Number of	Notional	Rate	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Received	Date	(Depreciation)
Merrill Lynch International	Russell 1000® Technology Index	86,393	$103,467,969	0.687%	8/29/2011	$242,541
Credit Suisse Capital, LLC	Russell 1000® Technology Index	180,964	218,798,381	0.337%	6/25/2012	(1,501,968)
BNP Paribas	Russell 1000® Technology Index	37,222	44,060,150	0.437%	8/16/2012	628,849
BNP Paribas	Russell 1000® Technology Index	9,600	11,745,332	0.437%	9/20/2012	(219,565)
Deutsche Bank AG London	Russell 1000® Technology Index	125,850	133,721,839	0.687%	6/30/2014	17,355,315

			$511,793,671			$16,505,172

Direxion Daily Technology Bear 3X Shares
Schedule of Investments
July 31, 2011 (Unaudited)
As of July 31, 2011, the Fund had no reportable holdings.

Value
Other Assets in Excess of Liabilities - 100.0% (a)	$39,342,108

TOTAL NET ASSETS - 100.0%	$39,342,108

Percentages are stated as a percent of net assets.

(a)	Includes $32,611,105 cash segregated as collateral for swap contracts at July 31, 2011.
Direxion Daily Technology Bear 3X Shares
Short Equity Swap Contracts
July 31, 2011 (Unaudited)

		Number		Interest		Unrealized
		of	Notional	Rate	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Paid	Date	(Depreciation)
Credit Suisse Capital, LLC	Russell 1000® Technology Index	48,164	$51,170,196	(0.113%)	11/7/2011	$(6,997,994)
Merrill Lynch International	Russell 1000® Technology Index	8,020	9,532,194	(0.413%)	7/27/2012	(99,201)
BNP Paribas	Russell 1000® Technology Index	15,119	18,290,541	(0.513%)	9/20/2012	134,991
Deutsche Bank AG London	Russell 1000® Technology Index	27,000	30,443,331	(0.313%)	6/30/2014	(2,255,206)

			$109,436,262			$(9,217,410)

Direxion Daily 7-10 Year Treasury Bull 3X Shares
Schedule of Investments
July 31, 2011 (Unaudited)
As of July 31, 2011, the Fund had no reportable holdings.

Value
Other Assets in Excess of Liabilities - 100.0% (a)	$9,537,236

TOTAL NET ASSETS - 100.0%	$9,537,236

Percentages are stated as a percent of net assets.

(a)	Includes $5,785,402 cash segregated as collateral for swap contracts at July 31, 2011.
Direxion Daily 7-10 Year Treasury Bull 3X Shares
Swap Equity Contracts
July 31, 2011 (Unaudited)

				Interest
				Rate
		Number of	Notional	(Paid)	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Received	Date	Appreciation
Morgan Stanley Capital Services	iShares Barclays 7-10 Year Treasury Bond Fund	30,000	$2,762,498	(0.163%)	1/12/2012	$283,742
Credit Suisse Capital, LLC	iShares Barclays 7-10 Year Treasury Bond Fund	11,856	1,163,691	0.187%	3/20/2012	6,009
Deutsche Bank AG London	iShares Barclays 7-10 Year Treasury Bond Fund	248,158	24,091,043	(0.663%)	9/17/2015	473,618

			$28,017,232			$763,369

Direxion Daily 7-10 Year Treasury Bear 3X Shares
Schedule of Investments
July 31, 2011 (Unaudited)
As of July 31, 2011, the Fund had no reportable holdings.

Value
Other Assets in Excess of Liabilities - 100.0% (a)	$72,647,218

TOTAL NET ASSETS - 100.0%	$72,647,218

Percentages are stated as a percent of net assets.

(a)	Includes $52,574,180 cash segregated as collateral for swap contracts at July 31, 2011.
Direxion Daily 7-10 Year Treasury Bear 3X Shares
Short Equity Swap Contracts
July 31, 2011 (Unaudited)

		Number
		of	Notional	Interest	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Rate Paid	Date	Depreciation
Morgan Stanley Capital Services	iShares Barclays 7-10 Year Treasury Bond Fund	212,700	$19,621,990	(0.663%)	1/12/2012	$(1,792,662)
Credit Suisse Capital, LLC	iShares Barclays 7-10 Year Treasury Bond Fund	712,555	68,892,732	(0.313%)	3/20/2012	(2,037,916)
Deutsche Bank AG London	iShares Barclays 7-10 Year Treasury Bond Fund	1,283,838	120,599,685	(1.663%)	9/17/2015	(7,534,299)

			$209,114,407			$(11,364,877)

Direxion Daily 20+ Year Treasury Bull 3X Shares
Schedule of Investments
July 31, 2011 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 8.9%
Investment Companies - 8.9%
20,000	iShares Barclays 20+ Year Treasury Bond Fund	$1,958,800

	TOTAL INVESTMENT COMPANIES (Cost $1,857,180) (a)	$1,958,800

	TOTAL INVESTMENTS (Cost $1,857,180) - 8.9%	$1,958,800
	Other Assets in Excess of Liabilities - 91.1% (b)	20,010,075

	TOTAL NET ASSETS - 100.0%	$21,968,875

Percentages are stated as a percent of net assets.

(a)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,958,800.

(b)	Includes $8,204,540 cash segregated as collateral for swap contracts at July 31, 211.
Direxion Daily 20+ Year Treasury Bull 3X Shares
Swap Equity Contracts
July 31, 2011 (Unaudited)

				Interest
				Rate
		Number of	Notional	(Paid)	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Received	Date	Appreciation
Morgan Stanley Capital Services	iShares Barclays 20+ Year Treasury Bond Fund	120,000	$11,521,922	(0.163%)	12/15/2011	$488,748
Credit Suisse Capital, LLC	iShares Barclays 20+ Year Treasury Bond Fund	300,500	28,863,966	0.187%	3/20/2012	569,469
Deutsch Bank AG London	iShares Barclays 20+ Year Treasury Bond Fund	232,450	22,487,021	(0.113%)	9/17/2015	279,717

			$62,872,909			$1,337,934

Direxion Daily 20+ Year Treasury Bear 3X Shares
Schedule of Investments
July 31, 2011 (Unaudited)
As of July 31, 2011, the Fund had no reportable holdings.

Value
Other Assets in Excess of Liabilities - 100.0% (a)	$435,361,793

TOTAL NET ASSETS - 100.0%	$435,361,793

Percentages are stated as a percent of net assets.

(a)	Includes $313,465,682 cash segregated as collateral for swap contracts at July 31, 2011.
Direxion Daily 20+ Year Treasury Bear 3X Shares
Short Equity Swap Contracts
July 31, 2011 (Unaudited)

		Number
		of	Notional	Interest	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Rate Paid	Date	Depreciation
Morgan Stanley Capital Services	iShares Barclays 20+ Year Treasury Bond Fund	4,000,000	$365,108,184	(0.663%)	12/14/2011	$(38,477,502)
BNP Paribas	iShares Barclays 20+ Year Treasury Bond Fund	300,000	28,436,916	(0.763%)	2/16/2012	(1,197,590)
Credit Suisse Capital, LLC	iShares Barclays 20+ Year Treasury Bond Fund	4,897,850	484,446,832	(0.313%)	3/20/2012	(4,401,343)
BNP Paribas	iShares Barclays 20+ Year Treasury Bond Fund	100,000	8,955,209	(0.763%)	4/19/2012	(887,626)
BNP Paribas	iShares Barclays 20+ Year Treasury Bond Fund	700,000	66,770,642	(0.763%)	7/19/2012	(1,891,389)
BNP Paribas	iShares Barclays 20+ Year Treasury Bond Fund	200,000	19,034,192	(0.763%)	8/16/2012	(572,794)
BNP Paribas	iShares Barclays 20+ Year Treasury Bond Fund	200,000	19,198,160	(0.763%)	9/20/2012	(396,761)
Deutsch Bank AG London	iShares Barclays 20+ Year Treasury Bond Fund	2,938,300	280,043,247	(0.513%)	9/17/2015	(8,873,494)

			$1,271,993,382			$(56,698,499)

The cost basis of investments for federal income tax purposes at July 31, 2011 was as follows (Unaudited)*:

		Direxion Daily	Direxion Daily
	Direxion	Total Market Bear	7-10 Year Treasury
	Airline Shares	1X Shares	Bear 1X Shares
Cost	$3,570,753	$—	$—

Gross Unrealized Appreciation	34,013	—	—

Gross Unrealized Depreciation	(674,246)	—	—

Net Unrealized Appreciation (Depreciation)	$(640,233)	$—	$—

	Direxion Daily	Direxion Daily	Direxion Daily
	20+ Year Treasury	Total Bond Market	BRIC Bull
	Bear 1X Shares	Bear 1X Shares	2X Shares
Cost	$—	$—	$3,401,247

Gross Unrealized Appreciation	—	—	69,677

Gross Unrealized Depreciation	—	—	(135,982)

Net Unrealized Appreciation (Depreciation)	$—	$—	$(66,305)

	Direxion Daily	Direxion Daily	Direxion Daily
	BRIC Bear	India Bull	India Bear
	2X Shares	2X Shares	Bull 2X Shares
Cost	$—	$6,795,822	$—

Gross Unrealized Appreciation	—	120,238	—

Gross Unrealized Depreciation	—	(275,642)	—

Net Unrealized Appreciation (Depreciation)	$—	$(155,404)	$—

	Direxion Daily	Direxion Daily	Direxion Daily
	Gold Miners	Gold Miners	Natural Gas Related
	Bull 2X Shares	Bear 2X Shares	Bull 2X Shares
Cost	$37,600,701	$—	$16,425,956

Gross Unrealized Appreciation	—	—	754,054

Gross Unrealized Depreciation	(955,939)	—	(43,074)

Net Unrealized Appreciation (Depreciation)	$(955,939)	$—	$710,980

	Direxion Daily	Direxion Daily	Direxion Daily
	Natural Gas Related	Retail Bull	Retail Bear
	Bear 2X Shares	2X Shares	2X Shares
Cost	$—	$1,647,878	$—

Gross Unrealized Appreciation	—	428,844	—

Gross Unrealized Depreciation	—	(2,988)	—

Net Unrealized Appreciation (Depreciation)	$—	$425,856	$—

	Direxion Daily	Direxion Daily	Direxion Daily
	Large Cap Bull	Large Cap Bear	Mid Cap Bull
	3X Shares	3X Shares	3X Shares
Cost	$107,728,364	$—	$18,821,848

Gross Unrealized Appreciation	—	—	621,994

Gross Unrealized Depreciation	(52,188,388)	—	(4,930,290)

Net Unrealized Appreciation (Depreciation)	$(52,188,388)	$—	$(4,308,296)

	Direxion Daily	Direxion Daily	Direxion Daily
	Mid Cap Bear	Small Cap Bull	Small Cap Bear
	3X Shares	3X Shares	3X Shares
Cost	$—	$214,126,441	$—

Gross Unrealized Appreciation	—	—	—

Gross Unrealized Depreciation	—	(80,275,811)	—

Net Unrealized Appreciation (Depreciation)	$—	$(80,275,811)	$—

			Direxion Daily
	Direxion Daily	Direxion Daily	Developed
	China Bull 3X	China Bear 3X	Markets Bull 3X
	Shares	Shares	Shares
Cost	$15,456,793	$—	$19,476,425

Gross Unrealized Appreciation	3,118,827	—	—

Gross Unrealized Depreciation	(5,962,877)	—	(4,799,556)

Net Unrealized Appreciation (Depreciation)	$(2,844,050)	$—	$(4,799,556)

	Direxion Daily	Direxion Daily	Direxion Daily
	Developed	Emerging	Emerging
	Markets Bear 3X	Markets Bull 3X	Markets Bear 3X
	Shares	Shares	Shares
Cost	$—	$64,874,385	$—

Gross Unrealized Appreciation	—	—	—

Gross Unrealized Depreciation	—	(30,293,019)	—

Net Unrealized Appreciation (Depreciation)	$—	$(30,293,019)	$—

	Direxion Daily	Direxion Daily	Direxion Daily
	Latin America	Latin America	Russia Bull
	Bull 3X Shares	Bear 3X Shares	3X Shares
Cost	$24,950,712	$—	$1,995,799

Gross Unrealized Appreciation	—	—	176,701

Gross Unrealized Depreciation	(6,532,451)	—	—

Net Unrealized Appreciation (Depreciation)	$(6,532,451)	$—	$176,701

	Direxion Daily	Direxion Daily	Direxion Daily
	Russia Bear	Agribusiness Bull	Agribusiness Bear
	3X Shares	3X Shares	3X Shares
Cost	$—	$1,987,087	$—

Gross Unrealized Appreciation	—	42,788	—

Gross Unrealized Depreciation	—	—	—

Net Unrealized Appreciation (Depreciation)	$—	$42,788	$—

	Direxion Daily	Direxion Daily	Direxion Daily
	Basic Materials	Basic Materials	Healthcare Bull
	Bull 3X Shares	Bear 3X Shares	3X Shares
Cost	$2,919,397	$—	$2,978,450

Gross Unrealized Appreciation	18,978	—	—

Gross Unrealized Depreciation	—	—	(77,954)

Net Unrealized Appreciation (Depreciation)	$18,978	$—	$(77,954)

	Direxion Daily	Direxion Daily	Direxion Daily
	Healthcare Bear	Semiconductor	Semiconductor
	3X Shares	Bull 3X Shares	Bear 3X Shares
Cost	$—	$54,304,887	$—

Gross Unrealized Appreciation	—	96,781	—

Gross Unrealized Depreciation	—	(9,772,293)	—

Net Unrealized Appreciation (Depreciation)	$—	$(9,675,512)	$—

	Direxion Daily	Direxion Daily	Direxion Daily
	Energy Bull 3X	Energy Bear 3X	Financial Bull
	Shares	Shares	3X Shares
Cost	$103,646,995	$—	$657,009,982

Gross Unrealized Appreciation	158,912	—	78,856

Gross Unrealized Depreciation	(10,336,716)	—	(366,787,085)

Net Unrealized Appreciation (Depreciation)	$(10,177,804)	$—	$(366,708,229)

	Direxion Daily	Direxion Daily	Direxion Daily
	Financial Bear	Real Estate Bull	Real Estate Bear
	3X Shares	3X Shares	3X Shares
Cost	$—	$41,150,229	$—

Gross Unrealized Appreciation	—	615,635	—

Gross Unrealized Depreciation	—	(8,804,897)	—

Net Unrealized Appreciation (Depreciation)	$—	$(8,189,262)	$—

	Direxion Daily	Direxion Daily	Direxion Daily
	Technology Bull	Technology Bear	7-10 Year Treasury
	3X Shares	3X Shares	Bull 3X Shares
Cost	$39,532,813	$—	$—

Gross Unrealized Appreciation	501,318	—	—

Gross Unrealized Depreciation	(14,595,489)	—	—

Net Unrealized Appreciation (Depreciation)	$(14,094,171)	$—	$—

	Direxion Daily	Direxion Daily	Direxion Daily
	7-10 Year Treasury	20+ Year Treasury	20+ Year Treasury
	Bear 3X Shares	Bull 3X Shares	Bear 3X Shares
Cost	$—	$2,063,704	$—

Gross Unrealized Appreciation	—	101,620	—

Gross Unrealized Depreciation	—	(206,524)	—

Net Unrealized Appreciation (Depreciation)	$—	$(104,904)	$—

(*)	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. As of July 31, 2011, the Bear Funds did not hold investment securities, therefore prior year tax adjustments are not included. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.
Valuation Measurements (Unaudited)
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with Generally Accepted Accounting Principles, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels as follows:
•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The Fund has adopted the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 roll forward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009, however, the requirement to provide the

Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Funds’ investments at July 31, 2011:

	Direxion Airline Shares
	Level 1	Level 2	Level 3	Total
Common Stocks†	$2,930,520	$—	$—	$2,930,520
Other Financial Instruments**	—	(4,825)	—	(4,825)

	Direxion Daily Total Market Bear 1X Shares				Direxion Daily 7-10 Year Treasury Bear 1X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Other Financial Instruments**	$—	$(11,002)	$—	$(11,002)	$—	$(198,215)	$—	$(198,215)

	Direxion Daily 20+ Year Treasury Bear 1X Shares				Direxion Daily Total Bond Market Bear 1X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Other Financial Instruments**	$—	$(191,754)	$—	$(191,754)	$—	$(185,851)	$—	$(185,851)

	Direxion Daily BRIC Bull 2X Shares				Direxion Daily BRIC Bear 2X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks*	$3,334,942	$—	$—	$3,334,942	$—	$—	$—	$—
Other Financial Instruments**	—	(20,504)	—	(20,504)	—	(31,386)	—	(31,386)
Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value during the period ended July 31, 2011:

Direxion Daily BRIC Bull 2X Shares	Common Stock
Balance as of 10/31/2010	$—
Transferred into Level 3(1)(2)	6,941
Securities contributed in-kind	3,029
Realized loss from sale of securities sold	(414)
Securities sold	(3,030)
Change in unrealized depreciation	(6,526)

Balance as of 7/31/2011	$—

Net change in unrealized depreciation for investment securities still held at 7/31/2011	$(6,684)

(1)	Transferred into Level 3 because of lack of observable market data.

(2)	It is the Fund’s policy to recognize transfers into Level 3 at the value as of the beginning of the period.

	Direxion Daily India Bull 2X Shares				Direxion Daily India Bear 2X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies†	$6,640,418	$—	$—	$6,640,418	$—	$—	$—	$—
Other Financial Instruments**	—	(593,151)	—	(593,151)	—	(130,611)	—	(130,611)

	Direxion Daily Gold Miners Bull 2X Shares				Direxion Daily Gold Miners Bear 2X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies†	$36,644,762	$—	$—	$36,644,762	$—	$—	$—	$—
Other Financial Instruments**	—	(627,442)	—	(627,442)	—	(482,740)	—	(482,740)

	Direxion Daily Natural Gas Related Bull 2X Shares				Direxion Daily Natural Gas Related Bear 2X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks†	$17,136,936	$—	$—	$17,136,936	$—	$—	$—	$—
Other Financial Instruments**	—	2,408,788	—	2,408,788	—	(640,935)	—	(640,935)

	Direxion Daily Retail Bull 2X Shares				Direxion Daily Retail Bear 2X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks†	$2,073,734	$—	$—	$2,073,734	$—	$—	$—	$—
Other Financial Instruments**	—	984,682	—	984,682	—	(736,477)	—	(736,477)

	Direxion Daily Large Cap Bull 3X Shares				Direxion Daily Large Cap Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies†	$55,539,976	$—	$—	$55,539,976	$—	$—	$—	$—
Other Financial Instruments**	—	1,043,348	—	1,043,348	—	(12,378,069)	—	(12,378,069)

	Direxion Daily Mid Cap Bull 3X Shares				Direxion Daily Mid Cap Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks†	$14,513,552	$—	$—	$14,513,552	$—	$—	$—	$—
Other Financial Instruments**	—	4,651,661	—	4,651,661	—	(1,328,121)	—	(1,328,121)

	Direxion Daily Small Cap Bull 3X Shares				Direxion Daily Small Cap Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies†	$133,850,630	—	—	$133,850,630	$—	$—	$—	$—
Other Financial Instruments**	—	(27,955,690)	—	(27,955,690)	—	31,076,397	—	31,076,397
Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value during the period ended July 31, 2011:

Direxion Daily Small Cap Bull 3X Shares	Common Stock
Balance as of 10/31/2010	$—
Transferred into Level 3(1)(2)	35,049
Securities contributed in-kind	52,666
Realized loss from sale of securities sold in-kind	(10,164)
Realized loss from sale of securities sold	(27,150)
Securities sold in-kind	(56,352)
Securities sold	(17,319)
Change in unrealized appreciation	23,270

Balance as of 7/31/2011	$—

Net change in unrealized appreciation (depreciation) for investment securities still held at 7/31/2011	$—

(1)	Transferred into Level 3 because of lack of observable market data.

(2)	It is the Fund’s policy to recognize transfers into Level 3 at the value as of the beginning of the period.

	Direxion Daily China Bull 3X Shares				Direxion Daily China Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks†	$12,612,743	$—	$—	$12,612,743	$—	$—	$—	$—
Other Financial Instruments**	—	7,743,301	—	7,743,301	—	(2,127,163)	—	(2,127,163)
     Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value during the period ended July 31, 2011:

Direxion Daily China Bull 3X Shares	Common Stock
Balance as of 10/31/2010	$—
Transferred into Level 3(1)(2)	319,901
Securities contributed in-kind	32,220
Securities contributed	7,870
Realized loss from sale of securities sold	(3,428)
Securities sold	(53,620)
Change in unrealized depreciation	(302,943)

Balance as of 7/31/2011	$—

Net change in unrealized depreciation for investment securities still held at 7/31/2011	$(301,807)

(1)	Transferred into Level 3 because of lack of observable market data.

(2)	It is the Fund’s policy to recognize transfers into Level 3 at the value as of the beginning of the period.

	Direxion Daily Developed Markets Bull 3X Shares				Direxion Daily Developed Markets Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies†	$14,676,869	$—	$—	$14,676,869	$—	$—	$—	$—
Other Financial Instruments**	—	(629,852)	—	(629,852)	—	(1,645,650)	—	(1,645,650)

	Direxion Daily Emerging Markets Bull 3X Shares				Direxion Daily Emerging Markets Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies†	$34,581,366	$—	$—	$34,581,366	$—	$—	$—	$—
Other Financial Instruments**	—	13,206,018	—	13,206,018	—	(1,343,750)	—	(1,343,750)

	Direxion Daily Latin America Bull 3X Shares				Direxion Daily Latin America Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies†	$18,418,261	$—	$—	$18,418,261	$—	$—	$—	$—
Other Financial Instruments**	—	2,291,826	—	2,291,826	—	(257,626)	—	(257,626)

	Direxion Daily Russia Bull 3X Shares				Direxion Daily Russia Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies†	$2,172,500	$—	$—	$2,172,500	$—	$—	$—	$—
Other Financial Instruments**	—	865,830	—	865,830	—	(565,692)	—	(565,692)

	Direxion Daily Agribusiness Bull 3X Shares				Direxion Daily Agribusiness Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies†	$2,029,875	$—	$—	$2,029,875	$—	$—	$—	$—
Other Financial Instruments**	—	511,568	—	511,568	—	(241,610)	—	(241,610)

	Direxion Daily Basic Materials Bull 3X Shares				Direxion Daily Basic Materials Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies†	$2,938,375	$—	$—	$2,938,375	$—	$—	$—	$—
Other Financial Instruments**	—	15,480	—	15,480	—	106,550	—	106,550

	Direxion Daily Healthcare Bull 3X Shares				Direxion Daily Healthcare Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies†	$2,900,496	$—	$—	$2,900,496	$—	$—	$—	$—
Other Financial Instruments**	—	(387,902)	—	(387,902)	—	327,222	—	327,222

	Direxion Daily Semiconductor Bull 3X Shares				Direxion Daily Semiconductor Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks†	$44,629,375	$—	$—	$44,629,375	$—	$—	$—	$—
Other Financial Instruments**	—	1,503,591	—	1,503,591	—	3,606,155	—	3,606,155

	Direxion Daily Energy Bull 3X Shares				Direxion Daily Energy Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks†	$93,469,191	$—	$—	$93,469,191	$—	$—	$—	$—
Other Financial Instruments**	—	38,300,781	—	38,300,781	—	(4,381,230)	—	(4,381,230)

	Direxion Daily Financial Bull 3X Shares				Direxion Daily Financial Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks†	$290,301,753	$—	$—	$290,301,753	$—	$—	$—	$—
Other Financial Instruments**	—	(117,585,467)	—	(117,585,467)	—	64,627,441	—	64,627,441

	Direxion Daily Real Estate Bull 3X Shares				Direxion Real Estate Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks†	$32,960,967	$—	$—	$32,960,967	$—	$—	$—	$—
Other Financial Instruments**	—	4,770,346	—	4,770,346	—	(2,572,106)	—	(2,572,106)

	Direxion Daily Technology Bull 3X Shares				Direxion Daily Technology Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks†	$25,438,642	$—	$—	$25,438,642	$—	$—	$—	$—
Other Financial Instruments**	—	16,505,172	—	16,505,172	—	(9,217,410)	—	(9,217,410)

	Direxion Daily 7-10 Year Treasury Bull 3X Shares				Direxion Daily 7-10 Year Treasury Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Other Financial Instruments**	$—	$763,369	$—	$763,369	$—	$(11,364,877)	$—	$(11,364,877)

	Direxion Daily 20+ Year Treasury Bull 3X Shares				Direxion Daily 20+ Year Treasury Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies†	$1,958,800	$—	$—	$1,958,800	$—	$—	$—	$—
Other Financial Instruments**	—	1,337,934	—	1,337,934	—	(56,698,499)	—	(56,698,499)

†	Please refer to the schedule of investments to view securities segregated by industry.

*	Please refer to the schedule of investments to view securities segregated by country.

**	Other financial instruments include swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2. Controls and Procedures.
(a) The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls are procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under then 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DirexionShares ETF Trust

By (Signature and Title)	/s/ Daniel O’Neill Daniel O’Neill, President
     Date: September 26, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel O’Neill
Daniel O’Neill, President
     Date: September 26, 2011

By (Signature and Title)	/s/ Patrick J. Rudnick Patrick J. Rudnick, Principal Financial Officer
     Date: September 26, 2011